PROSPECTUS -- October 23, 2000

Olympia XT

Individual Variable and Fixed Annuity Contract -- Flexible Purchase Payments
--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 Telephone (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience,
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
o has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
o allows you to choose to receive your annuity payments over different periods of time.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge of up to 8% on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

Contract expenses are higher than other annuity contracts offered by Penn Mutual without a purchase payment enhancement feature. The benefit of the purchase payment enhancement may be more than offset by the higher expenses, relative to other annuity contracts we offer, if withdrawals are made in the early years of the Contract.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. The refund will not include the purchase payment enhancement we credited to your Contract or any portion of the Contract Value which is attributable to the purchase payment enhancement.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

Penn Series Funds, Inc.                                            Manager
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, Inc.
         International Equity Fund                                 Vontobel USA, Inc.
Neuberger Berman Advisors Management Trust                         Manager
         Balanced Portfolio                                        Neuberger Berman Management Inc.
Fidelity Investments' Variable Insurance Products Fund             Manager
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
Fidelity Investments' Variable Insurance Products Fund II          Manager
         Asset Manager Portfolio                                   Fidelity Management & Research Company
Morgan Stanley's The Universal Institutional Funds, Inc.           Manager
         Emerging Markets Equity (International) Portfolio         Morgan Stanley Asset Management

A Prospectus for each of these Funds accompanies this Prospectus.

Under the fixed component of the Contract, you may direct us to allocate money to one or more of our Fixed Interest Accounts.

-----------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS
-----------------------------------------------------------------------------------------------------------------
GLOSSARY.........................................................................................................   4
-----------------------------------------------------------------------------------------------------------------
EXPENSES.........................................................................................................   4
-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES....................................................................................   6
-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION..................................................................................   8
-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY...........................................................................  12
-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT.............................................................................................  12
     Accumulation Units..........................................................................................  12
     Voting Instructions.........................................................................................  13
     Investment Options in the Separate Account..................................................................  13
         Penn Series Funds, Inc. ................................................................................  13
         Neuberger Berman Advisers Management Trust..............................................................  14
         Fidelity Investments' Variable Insurance Products Fund..................................................  14
         Fidelity Investments' Variable Insurance Products Fund II...............................................  14
         Morgan Stanley's The Universal Institutional Funds, Inc. ...............................................  15
-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS .....................................................................................  15
-----------------------------------------------------------------------------------------------------------------
THE CONTRACT.....................................................................................................  15
     How Do I Purchase a Contract?...............................................................................  16
     What Are Purchase Payment Enhancements? ....................................................................  16
     Do I Always Get to Keep My Purchase Payment Enhancements? ..................................................  17
     Do Purchase Payment Enhancements Benefit All People? .......................................................  17
     What Types of Annuity Payments May I Choose?................................................................  18
         Variable Annuity Payments ..............................................................................  18
         Fixed Annuity Payments  ................................................................................  18
         Other Information ......................................................................................  18
     What Are the Death Benefits Under My Contract?..............................................................  19
         Enhanced Guaranteed Minimum Death Benefit ..............................................................  19
         Choosing a Lump Sum or Annuity .........................................................................  19
     May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?.............................  20
         Before the Annuity Date  ...............................................................................  20
         After the Annuity Date   ...............................................................................  20
         General Rules...........................................................................................  20
         Dollar Cost Averaging...................................................................................  21
         Automatic Rebalancing...................................................................................  21
     May I Withdraw Any of My Money?.............................................................................  21
         Systematic Withdrawals..................................................................................  21
         403(b) Withdrawals......................................................................................  22
     Deferment of Payments and Transfers.........................................................................  22
     What Charges Do I Pay?......................................................................................  22
         Administration Charges..................................................................................  22
         Mortality and Expense Risk Charge.......................................................................  22
         Contingent Deferred Sales Charge........................................................................  22
         Free Withdrawals........................................................................................  23
         Enhanced Guaranteed Minimum Death Benefit - Step up (Optional) .........................................  24
         Premium Taxes...........................................................................................  24
-----------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION..........................................................................................  24
-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS...............................................................  24
     General Information.........................................................................................  24
     Loans Under Section 403(b) Contracts........................................................................  25
-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS................................................................................  25
     Withdrawals and Death Benefits..............................................................................  25
     Annuity Payments............................................................................................  26
     Early Withdrawals...........................................................................................  26
     Transfers...................................................................................................  26
     Separate Account Diversification............................................................................  26
     Qualified Plans.............................................................................................  26
-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS.............................................................................................  27
-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS.....................................................................  28

--------------------------------------------------------------------------------
GLOSSARY

      Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.
      Accumulation Unit: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.
      Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
      Annuitant: The person during whose life annuity payments are made. Annuity Date: The date on which annuity payments start.
      Annuity Payout Period: The period of time, starting on the Annuity Date, during which we make annuity payments.
      Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.
      Beneficiary: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.
      Contract: The combination variable and fixed annuity contract described in this prospectus.
      Contract Owner: The person specified in the Contract as the Contract
      Owner.
      Contract Value: The sum of the Variable Account Value and the Fixed Interest Account Value.
      Contract Year: Each twelve-month period following the contract date. Fixed Account Value: The value of amounts held under the Contract in the Fixed Interest Account.
      Separate Account: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.
      Variable Account Value: The value of amounts held under the Contract in all subaccounts of the Separate Account.
      Valuation Period: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.
      We or Us: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.
      You: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------
EXPENSES

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments.................................... None
Maximum Contingent Deferred Sales Charge....8% of Purchase payments withdrawn(a)
Transfer Fee................................................................None
Maximum Annual Contract Administration Charge.............................$40(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge..........................................1.25%
Contract Administration Charge.............................................0.15%
                                                                           -----
Total Separate Account Annual Expenses (Without Rider).....................1.40%
Enhanced Guaranteed Minimum Death Benefit Rider (Optional)..............0.25%(c)
                                                                        --------
Total Separate Account Annual Expenses (With Rider)........................1.65%

-----------
(a) The charge decreases to zero in the tenth year. See What Charges Do I Pay? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) If eligible, you may purchase an Enhanced Guaranteed Minimum Death Benefit Rider with your Contract. The current annual charge will never be more than 0.30%. See What Charges Do I Pay? in this Prospectus.

--------------------------------------------------------------------------------
Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                 Management        Administrative                                     Total
                                    Fees            and Corporate     Accounting         Other         Fund
                           (after waiver if any)    Service Fees         Fees          Expenses      Expenses
                           ---------------------   --------------     ----------       --------      --------
Money Market (1) ..........       0.20%                0.15%             0.08%           0.08%         0.51%

Limited Maturity Bond(1) ..       0.30%                0.15%             0.08%           0.03%         0.56%

Quality Bond(1) ...........       0.35%                0.15%             0.08%           0.10%         0.68%

High Yield Bond(2) ........       0.50%                0.15%             0.08%           0.09%         0.82%

Flexibly Managed(1) .......       0.60%                0.15%             0.05%           0.06%         0.86%

Growth Equity(1) ..........       0.65%                0.15%             0.06%           0.05%         0.91%

Large Cap Value(1) ........       0.60%                0.15%             0.06%           0.05%         0.86%

Index 500(1)(3) ...........       0.07%                0.09%             0.06%           0.03%         0.25%

Mid Cap Growth(1) .........       0.70%                0.15%             0.08%           0.07%         1.00%

Mid Cap Value(1) ..........       0.55%                0.15%             0.08%           0.08%         0.86%

Emerging Growth(2) ........       0.73%                0.15%             0.07%           0.09%         1.04%

Small Value Cap(1) ........       0.85%                0.15%             0.08%           0.09%         1.17%

International Equity(1) ...       0.85%                0.15%             0.08%           0.10%         1.18%

-----------------
(1) The expenses are estimates provided by the Funds' investment adviser.
(2) The expenses are for the last fiscal year.

(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive part of its Administrative and Corporate Service Fees. The Fund's administrator has agreed to waive its fee to limit expenses to 0.25% at least through April 30, 2001.

--------------------------------------------------------------------------------
Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                      Management,
                                     Advisory and
                                    Administration    Other        Total Fund
                                         Fees        Expenses       Expenses
                                    --------------   --------      ----------
Balanced...........................      0.85%         0.18%         1.03%

-------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                   Management         Other         Total Fund
                                      Fee           Expenses         Expenses
                                   ----------       --------        ----------
Equity-Income....................     0.49%           0.07%           0.56%
Growth...........................     0.59%           0.06%           0.65%

----------------

(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity-Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                     Management Fee        Other      Total Fund
                                     (After Waiver)      Expenses      Expenses
                                     --------------      --------     ----------

Asset Manager (a)...................      0.54%           0.08%          0.62%

-------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.

--------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                         Management        Other      Total Fund
                                            Fee           Expenses     Expenses
                                         ----------       --------    ----------

Emerging Markets Equity (International)..  1.25%            0.50%       1.75%

--------------------------------------------------------------------------------

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested. The examples also assume that you elected the optional death benefit with the highest charge and that fee waivers and expense reductions disclosed in the above fee table continue throughout the periods shown.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                                        One        Three      Five         Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund*.......................................   $102       $149        $188       $230

Penn Series Limited Maturity Bond Fund*(a)...........................   $103       $151        $190       $235

Penn Series Quality Bond Fund*.......................................   $104       $154        $196       $248

Penn Series High Yield Bond Fund**...................................   $105       $158        $202       $262

Penn Series Flexibly Managed Fund*...................................   $106       $159        $204       $266

Penn Series Growth Equity Fund*......................................   $106       $161        $206       $271

Penn Series Large Cap Value Fund*(b).................................   $106       $159        $204       $266

Penn Series Index 500 Fund*(c).......................................   $100       $142        $175       $202

Penn Series Mid Cap Growth Fund*.....................................   $107       $163        $211       $280

Penn Series Mid Cap Value Fund*(d)...................................   $106       $159        $204       $266

Penn Series Emerging Growth Fund**...................................   $107       $164        $213       $284

Penn Series Small Cap Value Fund*(e).................................   $109       $168        $218       $297

Penn Series International Equity Fund*...............................   $109       $168        $219       $298

Neuberger Berman Balanced Portfolio**................................   $107       $164        $212       $283

                                                                        One        Three      Five         Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----
Fidelity's Equity Income Portfolio**.................................   $103       $151        $191       $236

Fidelity's Growth Portfolio**........................................   $104       $154        $195       $246

Fidelity's Asset Manager Portfolio**.................................   $104       $153        $193       $242

Morgan Stanley Emerging Markets Equity (International) Portfolio**...   $114       $183        $245       $352

You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:

                                                                        One        Three      Five         Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund*.......................................    $20        $62         $106       $230

Penn Series Limited Maturity Bond Fund*(a)...........................    $20        $63         $109       $235

Penn Series Quality Bond Fund*.......................................    $22        $67         $115       $248

Penn Series High Yield Bond Fund**...................................    $23        $71         $122       $262

Penn Series Flexibly Managed Fund*...................................    $24        $72         $124       $266

Penn Series Growth Equity Fund*......................................    $24        $74         $127       $271

Penn Series Large Cap Value Fund*(b).................................    $24        $72         $124       $266

Penn Series Index 500 Fund*(c).......................................    $17        $54         $93        $202

Penn Series Mid Cap Growth Fund*(f)..................................    $25        $77         $131       $280

Penn Series Mid Cap Value Fund*(d)...................................    $24        $72         $124       $266

Penn Series Emerging Growth Fund**...................................    $25        $78         $133       $284

Penn Series Small Cap Value Fund*(e).................................    $27        $82         $140       $197

Penn Series International Equity Fund*...............................    $27        $82         $140       $298

Neuberger Berman Balanced Portfolio**................................    $25        $78         $133       $283

Fidelity's Equity Income Portfolio**.................................    $21        $64         $109       $236

Fidelity's Growth Portfolio**........................................    $22        $66         $114       $246

Fidelity's Asset Manager Portfolio**.................................    $21        $66         $112       $242

Morgan Stanley Emerging Markets Equity (International) Portfolio**...    $32        $99         $168       $352

------------------------
 * These examples are based upon estimates of Fund expenses provided by the Funds' investment adviser.
** These examples are based upon Fund data for the fiscal year ended December 31, 1999.
(a) Neuberger Berman Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.
(b) Penn Series' Value Equity Fund Subaccount prior to May 1, 2000.
(c) Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(d) Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(e) Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(f) American Century Capital Appreciation Fund Subaccount prior to May 1, 2000.

These are only examples. Your expenses may be more or less than what is shown.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended
                                                           December 31, 1999 (a)
                                                           --------------------
Accumulation Unit Value, beginning of period ..............      $10.000
Accumulation Unit Value, end of period ....................      $10.393
Number of Accumulation Units outstanding, end of period ...       15,304

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                           December 31, 1999 (a)
                                                           --------------------
Accumulation Unit Value, beginning of period...............      $10.000
Accumulation Unit Value, end of period.....................      $ 9.872
Number of Accumulation Units outstanding, end of period....       28,113

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

-------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                 Year Ended
                                                           December 31, 1999 (b)
                                                           ---------------------

Accumulation Unit Value, beginning of period...............       $10.000
Accumulation Unit Value, end of period ....................       $10.015
Number of Accumulation Units outstanding, end of period ...         4,391

----------------
(a) Neuberger Berman Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                 Year Ended
                                                            December 31, 1999(a)
                                                            --------------------

Accumulation Unit Value, beginning of period...............      $10.000
Accumulation Unit Value, end of period.....................      $10.259
Number of Accumulation Units outstanding, end of period....       21,145

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                 Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period ..............       $10.000
Accumulation Unit Value, end of period ....................       $10.547
Number of Accumulation Units outstanding, end of period ...        39,752

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                 Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period .............        $10.000
Accumulation Unit Value, end of period ...................        $13.260
Number of Accumulation Units outstanding, end of period ..         25,504

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                 Year Ended
                                                            December 31, 1999(b)
                                                            --------------------
Accumulation Unit Value, beginning of period ...............     $10.000
Accumulation Unit Value, end of period .....................     $ 9.818
Number of Accumulation Units outstanding, end of period ....      22,230

----------------
(a) Penn Series Value Equity Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended
                                                            December 31, 1999(b)
                                                            --------------------

Accumulation Unit Value, beginning of period ...............     $10.000
Accumulation Unit Value, end of period......................     $11.907
Number of Accumulation Units outstanding, end of period ....      72,842

----------------
(a) Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(b)
                                                            --------------------
Accumulation Unit Value, beginning of period .............        $10.000
Accumulation Unit Value, end of period ...................        $10.601
Number of Accumulation Units outstanding, end of period ..         25,519

----------------
(a) Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period .............       $10.000
Accumulation Unit Value, end of period ...................       $28.356
Number of Accumulation Units outstanding, end of period ..       226,453

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(b)
                                                            --------------------
Accumulation Unit Value, beginning of period .............       $10.000
Accumulation Unit Value, end of period ...................        $9.747
Number of Accumulation Units outstanding, end of period ..         1,759

(a) Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period ............         $10.000
Accumulation Unit Value, end of period ..................         $14.079
Number of Accumulation Units outstanding, end of period .          45,321

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period .............       $10.000
Accumulation Unit Value, end of period ...................       $13.279
Number of Accumulation Units outstanding, end of period...         1,560

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period .............        $10.000
Accumulation Unit Value, end of period ....................       $10.528
Number of Accumulation Units outstanding, end of period ...        88,377

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period..............        $10.000
Accumulation Unit Value, end of period      ..............        $13.555
Number of Accumulation Units outstanding, end of period...         60,951

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period..............       $10.000
Accumulation Unit Value, end of period....................       $10.975
Number of Accumulation Units outstanding, end of period...        14,010

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended
                                                            December 31, 1999(a)
                                                            --------------------
Accumulation Unit Value, beginning of period .............       $10.000
Accumulation Unit Value, end of period ...................       $18.913
Number of Accumulation Units outstanding, end of period ..           572

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

         As of the date of this prospectus, the Mid Cap Growth Fund had not yet commenced operations. Accordingly, financial information is not presented.

         The financial statements of the Separate Account for the year ended December 31, 1999 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

The Penn Mutual Life Insurance Company. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
Accumulation Units

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive your purchase payment or transfer request at our administrative office. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and fixed interest options in the same proportions as purchase payments are allocated.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.

--------------------------------------------------------------------------------
Voting Instructions

         You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.

         If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

--------------------------------------------------------------------------------
Investment Options in the Separate Account

The Separate Account currently has subaccounts that invest in the following
Funds:

Penn Series Funds, Inc.:

         Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         Growth Equity Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         Large Cap Value Fund (formerly, "Value Equity Fund") -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

         Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         Mid Cap Value Fund -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.

         Emerging Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         Small Cap Value Fund (formerly, "Small Capitalization Fund") -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

Neuberger Berman Advisers Management Trust:

         Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments' Variable Insurance Products Fund:

         Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Growth Portfolio -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments' Variable Insurance Products Fund II:

         Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Morgan Stanley's The Universal Institutional Funds, Inc.:

         Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Morgan Stanley's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

Read the Prospectuses of these Funds before investing.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

         Interests in Penn Mutual's general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

--------------------------------------------------------------------------------
THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o one or more Fixed Interest Accounts. The Fixed Interest Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

You decide, within Contract limits,

         o    how often you make a purchase payment and how much you invest;

         o the Funds and/or Fixed Interest Accounts in which your purchase payments and purchase payment enhancements are invested;

         o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

         o    the type of annuity that we pay and who receives it;

         o    the Beneficiary or Beneficiaries to whom we pay death benefits;
              and

         o    the amount and frequency of withdrawals from the Contract Value.

Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
How Do I Purchase a Contract?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum initial purchase payment that we will accept is $25,000 with subsequent purchase payments of $5,000 ($1,000 subsequent purchase payments for qualified Contracts), although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
What are Purchase Payment Enhancements?

         We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

         When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payment less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the Enhancement amount to the subaccounts of the Separate Account and/or the Fixed Interests Accounts, along with your purchase payments, in accordance with your direction.

     If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payments enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the contract during that Contract Year. If the result exceeds zero, the excess will be credited to the contract as a purchase payment enhancement at the same time as the purchase payment is credited.


     The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflect revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.


     We reserve the right to discontinue crediting purchase payment enhancements under this Contract in the future, provided we give you advance written notice.


        Total Purchase Payments Less           Purchase Payment Enhancement
                Withdrawals                              Percentage
             Less than $100,000                               3%
            $100,000 to $500,000                              4%
             More than $500,000                               5%

         If purchase payment on initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.

--------------------------------------------------------------------------------
Do I Always Get To Keep My Purchase Payment Enhancements?

         You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

         o If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

         o If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. See FREE WITHDRAWALS in this Prospectus.

--------------------------------------------------------------------------------
Do Purchase Payment Enhancements Benefit All People?

         No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sale charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

         o    The length of time that you plan to continue to own your contract.

         o    The frequency, amount and timing of withdrawals you plan to make.

         o    The amount of purchase payments you plan to make.

         o Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.


         The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first contract year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.


--------------------------------------------------------------------------------
What Types of Annuity Payments May I Choose?

         You may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

         Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         Other Information.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years. Tax deferred annuities under Section 403(b) of the Code will receive a joint and survivor annuity.

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts, the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
What are the Death Benefits Under My Contract?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals, and amounts transferred out. The Fixed Interest Account death benefit is the Fixed Interest Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         Enhanced Guaranteed Minimum Death Benefit - Step-Up. If the Annuitant is 75 years of age or less, you may purchase this death benefit as part of your Contract. This death benefit is paid in place of the Variable Account death benefit, if it is greater, and if the Annuitant dies before the Annuity Date and before age 80. You may purchase this death benefit only at the time you purchase your Contract.

         The enhanced guaranteed minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For this purpose, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers, and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

         The enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefit, see What Charges Do I Pay? in this Prospectus.

         Choosing a Lump Sum or Annuity. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

         o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or Fixed Interest Accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?

         Before the Annuity Date. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

         o You may transfer amounts from the Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

         o You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

         After the Annuity Date. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to the four subaccounts selected at the time of annuitization.

         General Rules. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office, and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of the Six Month Dollar Cost Averaging Account or Twelve Month Dollar Cost Averaging Account transferred monthly or quarterly to one or more subaccounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or one of the dollar cost averaging accounts. You may do this for up to 60 months with a maximum of 6 months for the Six Month Dollar Cost Averaging Account or a maximum of 12 months for the Twelve Month Dollar Cost Averaging Account. If you stop the program while in a specific dollar cost averaging account, any money left in the Six Month or Twelve Month Dollar Cost Averaging Account will be transferred into the One Year Fixed Interest Account, unless you specify otherwise.

         Automatic Rebalancing. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

--------------------------------------------------------------------------------
May I Withdraw Any of My Money?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

         o You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or a fixed interest account is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

         Systematic Withdrawals. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
Deferment of Payments and Transfers

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
What Charges Do I Pay?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         Administration Charges:

         These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         Mortality and Expense Risk Charge:

          We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         Contingent Deferred Sales Charge:

          This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.


         You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

         Number of Full Contract
         Years Since Purchase Payment             Applicable Charge
----------------------------------------------------------------------------
                  0                                       8%
----------------------------------------------------------------------------
                  1                                       8%
----------------------------------------------------------------------------
                  2                                       8%
----------------------------------------------------------------------------
                  3                                       8%
----------------------------------------------------------------------------
                  4                                       7%
----------------------------------------------------------------------------
                  5                                       6%
----------------------------------------------------------------------------
                  6                                       5%
----------------------------------------------------------------------------
                  7                                       3%
----------------------------------------------------------------------------
                  8                                       3%
----------------------------------------------------------------------------
                  9+                                      0%
----------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         Free Withdrawals:

         Nine Year-Old Purchase Payments. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.

         Annual Withdrawals of 15% of Purchase Payments. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.


         Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $5,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.


         Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         Enhanced Guaranteed Minimum Death Benefit - Step Up (Optional):

         If you purchase this enhanced guaranteed minimum death benefit as part of your Contract, we will deduct a guaranteed minimum death benefit charge from the Variable Account Value. The charge is currently 0.25% of the average annual Variable Account Value, but may be raised to a maximum rate of 0.30% at the discretion of Penn Mutual. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.


         Premium Taxes:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

General Information

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.

         If you participate in our dollar cost averaging program, you may allocate money to either our Six Month Dollar Cost Averaging Account or our Twelve Month Dollar Cost Averaging Account. Amounts may be only allocated to one of the dollar cost averaging accounts. The interest rate that you earn is set at the time that you invest and will not vary during the period you selected. The rate will never be less than 3%. If you stop dollar cost averaging before your money has been in either account for the full six month or one year term, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

         You may transfer money in the Fixed Interest Accounts to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

--------------------------------------------------------------------------------
Loans Under Section 403(b) Contracts

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         Early Withdrawals. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o    withdrawals made on or after age 59 1/2;

         o    on distributions made after death; or

         o    withdrawals attributable to total and permanent disability.

         Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In 1984 the Treasury Department announced that it would provide guidance, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

         Qualified Plans. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age
70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account at June 30, 2000 (unaudited) and December 31, 1999 (audited), and the consolidated financial statements of Penn Mutual at December 31, 1999 (audited), appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payments.....................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
         Average Annual Total Return.........................................B-3
         Average Rate of Change in Accumulation..............................B-8

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-9

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-9

--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-9

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................B-9

--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-9

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-9

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION - October 23, 2000
================================================================================

Olympia XT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o Telephone (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated October 23, 2000 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this statement of additional information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual"), Customer Service Group, Philadelphia, PA 19172 or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as in the Prospectus.

--------------------------------------------------------------------------------

Table of Contents

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payments.....................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
         Average Annual Total Return.........................................B-3
         Annual Rate of Change in Accumulation Unit Values...................B-8

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-9

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-9

--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-9

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................B-9

--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-9

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-9

================================================================================
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
First Variable Annuity Payment

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitants age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------
Subsequent Variable Annuity Payments

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
Annuity Units

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
Value of Annuity Units

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------
Net Investment Factor

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period plus
         ----

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period plus or minus
         -------------

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

Where (b) is:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period plus or minus
         -------------

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

Where (c) is:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
Assumed Interest Rate

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------
Valuation Period

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.


================================================================================
PERFORMANCE DATA

--------------------------------------------------------------------------------
Average Annual Total Return

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions. Average annual return total return figures reflect any Purchase Payment Enhancement credited.

Table 1 Average Annual Total Return On $1,000 investment Computed as Prescribed by the SEC


                                                                      Average Annual Total Return
                                                               -------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)*                                     Date**     12/31/99   12/31/99    12/31/99     12/31/99
---------------                                      -----      --------   --------    --------     --------

Quality Bond (a).................................   3/17/87       6.19%      6.31%       7.21%        1.32%
     (Independence Capital)

High Yield Bond (a)..............................   8/6/84        8.57%      9.06%       9.86%        5.71%
     (T. Rowe Price)

Flexibly Managed (a).............................   7/31/84      12.92%     10.17%      12.27%        8.64%
     (T. Rowe Price)

Growth Equity (a)................................   6/1/83       15.07%     15.43%      28.29%       35.93%
     (Independence Capital)

Large Cap Value (a)(f)...........................   3/17/87      11.30%     11.79%      17.34%        0.42%
     (Putnam)

Emerging Growth (a)..............................   5/1/97       87.10%       N/A         N/A        189.15%
     (RS Investment Management)

Small Cap Value (a)(f)...........................   5/1/95        8.02%       N/A         N/A         0.19%
     (Royce)

International Equity (a).........................   11/1/92      17.01%       N/A       19.30%       47.69%
     (Vontobel)

Balanced (b).....................................   5/3/93       13.41%       N/A       17.82%       35.63%
     (Neuberger Berman)

Equity-Income (c)................................   5/1/95       15.88%       N/A         N/A         7.59%
     (Fidelity Investments)

Growth (c).......................................   5/1/95       28.55%       N/A         N/A        39.21%
     (Fidelity Investments)

Asset Manager (d)................................   5/1/95       14.85%       N/A         N/A        12.70%
     (Fidelity Investments)

Emerging Markets Equity (International) (e)......   5/1/97       11.04%       N/A         N/A        97.82%
     (Morgan Stanley)

----------

 *   Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap
     Growth and Mid Cap Value Funds had no assets. Accordingly, no performance information is presented.
** Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 2 Average Annual Total Return on $1,000 Investment - Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund

                                                                    Average Annual Total Return
                                                 -------------------------------------------------------------

                                                                From        Ten        Five          One
                                                             Inception     Years       Years        Year
                                                 Inception    Through      Ended       Ended        Ended
Fund (Manager)*                                   Date**      12/31/99   12/31/99    12/31/99     12/31/99
---------------                                   ------      --------   --------    --------     --------
Quality Bond (a)...............................   3/17/87       6.19%      6.31%       7.21%        1.32%
     (Independence Capital)

High Yield Bond (a)............................   8/6/84        8.57%      9.06%       9.86%        5.71%
     (T. Rowe Price)

Flexibly Managed (a)...........................   7/31/84      12.92%     10.17%      12.27%        8.64%
     (T. Rowe Price)

Growth Equity (a)..............................   6/1/83       15.07%     15.43%      28.29%       35.93%
     (Independence Capital)

Large Cap Value (a)(f).........................   3/17/87      11.30%     11.79%      17.34%        0.42%
     (Putnam)

Emerging Growth (a)............................   5/1/97       87.10%       N/A         N/A       189.15%
     (RS Investment Management)

Small Cap Value (a)(f).........................   3/1/95        7.70%       N/A         N/A         0.19%
     (Royce)

International Equity (a).......................   11/1/92      17.01%       N/A       19.30%       47.69%
     (Vontobel)

Balanced  (b)..................................   2/28/89      11.90%     11.39%      17.82%       35.63%
     (Neuberger Berman)

Equity-Income (c)..............................   10/9/86      12.19%     12.94%      17.37%        7.59%
     (Fidelity Investments)

Growth (c).....................................   10/9/86      17.16%     18.36%      28.42%       39.21%
     (Fidelity Investments)

Asset Manager (d)..............................   9/6/89       11.45%     11.81%      14.59%       12.70%
     (Fidelity Investments)

Emerging Markets Equity (International) (e)....   10/1/96      11.66%       N/A         N/A        98.82%
     (Morgan Stanley)

----------
* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds had no assets. Accordingly, no performance information is presented.

**   Date the underlying fund was first established.

(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 3 Average Annual Total Return on $10,000 Investment - Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund


                                                                  Average Annual Total Return
                                                   -------------------------------------------------------------

                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)*                                     Date**      12/31/99   12/31/99    12/31/99     12/31/99
---------------                                     -------    --------   --------    --------     --------
Quality Bond (a).................................   3/17/87       6.35%      6.47%       7.39%        1.54%
     (Independence Capital)

High Yield Bond (a)..............................   8/06/84       8.66%      9.16%       9.98%        5.86%
     (T. Rowe Price)

Flexibly Managed (a).............................   7/31/84      13.00%     10.31%      12.42%        8.83%
     (T. Rowe Price)

Growth Equity (a)................................   6/1/83       15.18%     15.62%      28.46%       36.18%
     (Independence Capital)

Large Cap Value (a)(f)...........................   3/17/87      11.48%     11.99%      17.53%        0.72%
     (Putnam)

Emerging Growth (a)..............................   5/1/97       87.35%       N/A         N/A       189.47%
     (RS Investment Management)

Small Cap Value (a)(f)...........................   3/1/95        7.72%       N/A         N/A         0.22%
     (Royce)

International Equity (a).........................   11/1/92      17.21%       N/A       19.51%       47.96%
     (Vontobel)

Balanced (b).....................................   2/28/89      11.92%     11.41%      17.84%       35.66%
     (Neuberger Berman)

Equity-Income (c)................................   10/9/86      12.42%     13.20%      17.62%        7.96%
     (Fidelity Investments)

Growth (c).......................................   10/9/86      17.35%     18.58%      28.65%       39.55%
     (Fidelity Investments)

Asset Manager (d)................................   9/6/89       11.54%     11.89%      14.68%       12.82%
     (Fidelity Investments)

Emerging Markets Equity (International) (e)......   10/1/96      11.73%       N/A         N/A        98.87%
     (Morgan Stanley)

----------

* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds had no assets. Accordingly, no performance information is presented.
**   Date the underlying fund was first established.

(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

         Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract charge is allocated across all available subaccounts by an average Contract Owner and that the Contract Value is of average size. The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula:
P(1+T)n=FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the Contract's contingent deferred sales charge which declines from 8% to 0% over nine years. The computation assumes that the contract charge is allocated across all available subaccounts by an average Contract Owner and that the Contract Value is of average size. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

--------------------------------------------------------------------------------
Annual Rate of Change in Accumulation Unit Values

Table 4  Annual Rate of Change in Accumulation Unit Values

         Table 4 shows the changes in values of accumulation units for each subaccount of the Separate Account for calendar year 1999. Accumulation unit values do not reflect the $40 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract.

                                                    Annual Rate of Change in
                                                    Accumulation Unit Values
                                                   ----------------------------

Fund (Manager)*                                                 1999
---------------                                                 ----

Money Market (a)...............................                 3.93%
         (Independence Capital)

Quality Bond (a)...............................                -1.28%
         (Independence Capital)

High Yield Bond (a)............................                 2.59%
         (T. Rowe Price)

Flexibly Managed (a)...........................                 5.47%
         (T. Rowe Price)

Growth Equity (a)..............................                32.60%
         (Independence Capital)

Large Cap Value (a)(f).........................                -1.82%
         (Putnam)

Emerging Growth (a)............................               183.56%
         (RS Investment Management)

Small Cap Value (a)(f).........................                -2.53%
         (Royce)

International Equity (a).......................                40.79%
         (Vontobel)

Balanced (b)...................................                32.79%
         (Neuberger Berman)

Equity-Income (c)..............................                 5.28%
         (Fidelity Investments)

Growth (c).....................................                35.55%
         (Fidelity Investments)

Asset Manager (d)..............................                 9.75%
         (Fidelity Investments)

Emerging Markets Equity (International) (e)...                 89.13%
          (Morgan Stanley)

----------

* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds had no assets. Accordingly, no performance information is presented.

(a)      Penn Series Funds, Inc.
(b)      Neuberger Berman Advisers Management Trust
(c)      Variable Insurance Products Fund
(d)      Variable Insurance Products Fund II
(e)      The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

         The performance information set forth above is for past performance assuming the subaccounts of the Separate Account had invested in the Funds from the date the underlying Fund was first available through a subaccount of the Separate Account or the date the underlying Fund was established. The performance information is not an indication or representation of future performance.


--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.


--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044.

         The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5 1/2%. Total trailer commissions based on a percentage of Contract Value will not exceed 1%. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.



--------------------------------------------------------------------------------
CUSTODIAN

         Penn Mutual is custodian of the assets held in the Separate Account.


--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.


--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account at June 30, 2000 (unaudited) and December 31, 1999 (audited), and the consolidated financial statement of Penn Mutual at December 31, 1999 (audited) are set forth on the following pages. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contract.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                            Money           Quality       High Yield   Growth Equity
                                                            Total        Market Fund+      Bond Fund+     Bond Fund+       Fund+
                                                       --------------   --------------   -------------  -------------  -------------
Investment in Common Stock
Number of Shares....................................                     38,287,776        3,288,041      4,588,906       6,324,519
Cost................................................     $908,362,918   $38,287,775      $33,614,568    $43,587,275    $136,823,965

Assets:
Investments at market value.........................   $1,517,830,714   $38,287,775      $33,617,868    $39,464,594    $224,773,412
Dividends receivable................................          179,508       179,508                -              -               -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company.         $880,378        22,989            8,952          9,873          61,695

                                                       --------------   -----------      -----------    -----------    ------------
Net Assets..........................................   $1,517,129,844   $38,444,294      $33,608,916    $39,454,721    $224,711,717
                                                       ==============   ===========      ===========    ===========    ============



------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                            Money           Quality       High Yield   Growth Equity
                                                            Total        Market Fund+      Bond Fund+     Bond Fund+       Fund+
                                                       --------------   --------------   -------------  -------------  -------------
Investment Income:
Dividends...........................................      $30,732,406     $1,087,830     $  1,976,278    $ 4,080,451   $          -
Expense:
Mortality and expense risk charges..................        9,466,785        261,962          220,641        251,481      1,496,002
                                                         ------------     ----------     ------------    -----------   ------------

Net investment income (loss)........................       21,265,621        825,868        1,755,637      3,828,970     (1,496,002)
                                                         ------------     ----------     ------------    -----------   ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares.........................................       (6,442,955)             -        (278,404)       (174,024)        20,719
Capital gains distributions.........................      128,930,324              -               -               -     29,233,210
                                                         ------------     ----------     -----------     -----------   ------------

Net realized gains (losses) from investment
     transactions...................................      122,487,369              -        (278,404)       (174,024)    29,253,929
Net change in unrealized appreciation/depreciation
     of investments.................................     (151,201,674)             -        (412,558)     (4,280,691)   (31,713,951)
                                                         ------------     ----------     -----------     -----------   ------------

Net realized and unrealized gains (losses) on
     investments....................................      (28,714,305)             -        (690,962)     (4,454,715)    (2,460,022)
                                                         ------------     ----------     -----------     -----------   ------------

Net increase (decrease) in net assets resulting
     from operations................................     $ (7,448,684)    $  825,868     $ 1,064,675     $  (625,745)  $ (3,956,024)
                                                         ============     ==========     ===========     ===========   ============

*  Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
   Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small
   Capitalization Fund.
# For the period from May 1, 2000 (commencement of operations) through June 30, 2000.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.


   The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------------------------------------------------------------

      Large Cap                 Flexibly                                        Small Cap                Emerging
        Value                    Managed              International               Value                   Growth
       Fund* +                    Fund+               Equity Fund+               Fund** +                 Fund+
    -------------           ----------------       ------------------        ----------------        --------------

        7,704,250               14,069,662              5,118,487                1,428,618              3,048,401
         $715,766               $1,215,025            $77,418,347              $18,359,333            $93,578,667

     $137,132,110             $253,957,402           $108,953,543              $19,572,065           $133,916,258
                -                        -                      -                        -                      -


           36,916                   67,982                 25,071                    6,059                 75,140

     ------------            -------------           ------------              -----------           ------------
     $137,095,194             $253,889,420           $108,928,472              $19,566,006           $133,841,118
     ============            =============           ============              ===========           ============


-----------------------------------------------------------------------------------------------------------------------



      Large Cap                 Flexibly                                        Small Cap                Emerging
        Value                    Managed              International               Value                   Growth
       Fund* +                    Fund+               Equity Fund+               Fund** +                 Fund+
    -------------           ----------------       ------------------        ----------------        --------------

      $ 1,752,346             $ 11,331,399              $ 590,107                $ 116,557           $         -

          955,682                1,704,144                686,756                  121,748                796,993
     ------------            -------------           ------------              -----------           ------------

          796,664                9,627,255                (96,649)                  (5,191)              (796,993)
     ------------            -------------           ------------              -----------           ------------




       (2,256,558)              (2,535,543)                48,854                 (245,004)              (747,834)
       26,841,348               23,203,961              9,869,965                        -             15,468,659
     ------------            -------------           ------------              -----------           ------------


       24,584,790               20,668,418              9,918,819                 (245,004)            14,720,825

      (35,096,027)             (22,355,753)           (24,227,909)               1,711,525            (12,144,172)
     ------------            -------------           ------------              -----------           ------------


      (10,511,237)              (1,687,335)           (14,309,090)               1,466,521              2,576,653
     ------------            -------------           ------------              -----------           ------------


     $ (9,714,573)             $ 7,939,920           $(14,405,739)             $ 1,461,330            $ 1,779,660
     ============            =============           ============              ===========           ============



   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED) (Cont'd)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Limited                                        Mid Cap
                                                                    Maturity Bond             Index 500               Growth
                                                                     Portfolio# +              Fund# +                Fund# +
                                                                ---------------------     -------------------    ------------------
Investment in Common Stock
Number of Shares...........................................              542,485              10,598,387             2,382,628
Cost.......................................................           $5,426,155            $105,969,936           $23,699,218

Assets:
Investments at market value................................           $5,506,216            $106,089,839           $25,470,287
 Dividends receivable......................................                    -                       -                     -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company........                1,236                  27,677                 6,214

                                                                      ----------            ------------           -----------
Net Assets.................................................           $5,504,980            $106,062,162           $25,464,073
                                                                      ==========            ============           ===========

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED) (Cont'd)

                                                                       Limited                                        Mid Cap
                                                                    Maturity Bond             Index 500               Growth
                                                                       Fund# +                 Fund# +                Fund# +
                                                                ---------------------     -------------------    ------------------
Investment Income:
Dividends..................................................             $      -              $        -           $         -
Expense:
Mortality and expense risk charges.........................               11,810                 209,904                50,731
                                                                        --------              ----------           -----------

Net investment income (loss)...............................              (11,810)               (209,904)              (50,731)
                                                                        --------              ----------           -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares................................................                2,362                 (11,211)                1,021
Capital gains distributions................................                    -                       -                     -
                                                                        --------              ----------           -----------

Net realized gains (losses) from investment
     transactions..........................................                2,362                 (11,211)                1,021
Net change in unrealized appreciation/depreciation
     of investments........................................               80,061                 119,903             1,771,069
                                                                        --------              ----------           -----------

Net realized and unrealized gains (losses) on
     investments...........................................               82,423                 108,692             1,772,090
                                                                        --------              ----------           -----------

Net increase (decrease) in net assets resulting
     from operations.......................................             $ 70,613              $ (101,212)          $ 1,721,359
                                                                        ========              ==========           ===========

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
#    For the period from May 1, 2000 (commencement of operations) through
     June 30, 2000.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in The Universal Institutional Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------
   Mid Cap                                                                        Emerging
    Value         Balanced     Equity Income       Growth      Asset Manager   Markets Equity
   Fund#+       Portfolio++     Portfolio+++    Portfolio+++    Portfolio+++    Portfolio++++
------------    ------------    ------------    ------------    ------------    ------------

   2,427,721       2,393,535       3,151,682       3,947,529       1,611,001       1,294,730
$ 24,118,382    $ 41,792,573    $ 66,091,006    $155,670,552    $ 26,709,632    $ 15,284,743


$ 24,530,544    $ 47,798,880    $ 72,205,029    $203,455,621    $ 26,645,960    $ 16,453,311
           -               -               -               -               -               -

       6,256          12,651          19,447         480,861           6,684           4,675

------------    ------------    ------------    ------------    ------------    ------------
$ 24,524,288    $ 47,786,229    $ 72,185,582    $202,974,760    $ 26,639,276    $ 16,448,636
============    ============    ============    ============    ============    ============



----------------------------------------------------------------------------------------------
   Mid Cap                                                                        Emerging
    Value         Balanced     Equity Income       Growth      Asset Manager   Markets Equity
    Fund#+       Portfolio++    Portfolio+++    Portfolio+++    Portfolio+++    Portfolio++++
------------    ------------    ------------    ------------    ------------    ------------

$       --      $    629,304    $    519,734    $  8,480,531    $    167,869    $       --

      50,263         271,663         469,286       1,665,457         162,213          80,049
------------    ------------    ------------    ------------    ------------    ------------

     (50,263)        357,641          50,448       6,815,074           5,656         (80,049)
------------    ------------    ------------    ------------    ------------    ------------




       5,258           8,296         (30,818)       (233,316)         21,065         (37,818)
        --         4,983,397       5,752,600      11,063,554       2,513,630            --
------------    ------------    ------------    ------------    ------------    ------------


       5,258       4,991,693       5,721,782      10,830,238       2,534,695         (37,818)

     412,162      (2,347,112)     (8,602,263)     (9,930,241)     (2,864,382)     (1,321,335)
------------    ------------    ------------    ------------    ------------    ------------


     417,420       2,644,581      (2,880,481)        899,997        (329,687)     (1,359,153)
------------    ------------    ------------    ------------    ------------    ------------


$    367,157    $  3,002,222    $ (2,830,033)   $  7,715,071    $   (324,031)   $ (1,439,202)
============    ============    ============    ============    ============    ============


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              Total                                Money Market Fund+
                                           --------------------------------------------- ---------------------------------------
                                                 Six months                 Year              Six months             Year
                                                   ended                   ended                 ended               ended
                                                 06/30/2000               Dec. 31,            06/30/2000           Dec. 31,
                                                (Unaudited)                 1999              (Unaudited)            1999
                                           ---------------------     ------------------- -------------------    ----------------

Operations:
     Net investment income (loss)............     $21,265,621            ($11,628,007)           $825,868          $1,228,846
     Net realized gains (losses) from
          investment transactions............     122,487,369              17,798,805                   -                   -
     Net change in unrealized appreciation/
          depreciation of investments........    (151,201,674)            205,991,642                   -                   -
                                               --------------          --------------         -----------         -----------
Net increase (decrease) in net assets
          resulting from operations..........      (7,448,684)            212,162,440             825,868           1,228,846
                                               --------------          --------------         -----------         -----------

Variable Annuity Activities:
     Purchase payments.......................     521,297,476             489,089,190          82,270,924         121,832,838
     Surrender benefits......................     (83,613,873)           (110,701,859)         (6,246,165)        (11,197,551)
     Net Transfers ..........................    (267,089,600)           (354,451,990)        (81,369,594)        (96,586,146)
     Death Benefits..........................      (3,482,122)             (5,123,728)           (204,139)           (220,239)
     Contract administration charges.........        (560,236)               (932,222)            (11,551)            (18,923)
     Deferred sales charges..................      (1,176,510)             (1,570,152)           (120,591)           (185,645)
     Annuity benefits........................      (5,361,480)             (8,645,095)           (426,856)           (494,203)
                                               --------------          --------------         -----------         ------------
Net increase in net assets  resulting
     from variable annuity activities........     160,013,655               7,664,144          (6,107,972)         13,130,131
                                               --------------          --------------         -----------         ------------
     Total increase (decrease)  in net assets     152,564,971             219,826,584          (5,282,104)         14,358,977
Net Assets:
  Beginning of year..........................   1,364,564,873           1,144,738,289          43,726,398          29,367,421
                                                -------------          --------------         -----------         ------------
  End of year...............................   $1,517,129,844          $1,364,564,873         $38,444,294         $43,726,398
                                               ==============          ==============         ===========         ============

[RESTUBBED TABLE]

                                                        Quality Bond Fund+
                                               -------------------------------------
                                                  Six months              Year
                                                     ended               ended
                                                  06/30/2000            Dec. 31,
                                                  (Unaudited)             1999
                                               -----------------    -----------------

Operations:
     Net investment income (loss)............      $1,755,637            ($472,167)
     Net realized gains (losses) from
          investment transactions............        (278,404)              (8,658)
     Net change in unrealized appreciation/
          depreciation of investments........        (412,558)               3,987
                                                  -----------          -----------
Net increase (decrease) in net assets
          resulting from operations..........       1,064,675             (476,838)
                                                  -----------          -----------

Variable Annuity Activities:
     Purchase payments.......................       3,339,071           12,756,541
     Surrender benefits......................      (1,968,576)          (3,355,904)
     Net Transfers ..........................      (6,375,303)          (6,819,329)
     Death Benefits..........................        (134,733)            (320,089)
     Contract administration charges.........         (13,651)             (24,084)
     Deferred sales charges..................         (27,498)             (45,635)
     Annuity benefits........................        (241,307)            (464,887)
                                                  -----------          -----------
Net increase in net assets  resulting
     from variable annuity activities........      (5,421,997)           1,726,613
                                                  -----------          -----------
     Total increase (decrease)  in net assets      (4,357,322)           1,249,775
Net Assets:
  Beginning of year..........................      37,966,238           36,716,463
                                                  -----------          -----------
  End of year...............................      $33,608,916          $37,966,238
                                                  ===========          ===========

                                                      High Yield Bond Fund+                       Growth Equity Fund+
                                           --------------------------------------------- ---------------------------------------
                                                 Six months                 Year              Six months             Year
                                                   ended                   ended                 ended               ended
                                                 06/30/2000               Dec. 31,            06/30/2000           Dec. 31,
                                                (Unaudited)                 1999              (Unaudited)            1999
                                           ---------------------     ------------------- -------------------    ----------------
Operations:
     Net investment income (loss)............      $3,828,970               ($582,283)        ($1,496,002)        ($2,379,763)
     Net realized gains (losses) from
          investment transactions............        (174,024)                124,263          29,253,929             530,746
     Net change in unrealized appreciation/
          depreciation of investments........      (4,280,691)              1,804,756         (31,713,951)         56,280,956
                                                  -----------             -----------        ------------        ------------
Net increase (decrease) in net assets
          resulting from operations..........        (625,745)              1,346,736          (3,956,024)         54,431,939
                                                  -----------             -----------        ------------        ------------
Variable Annuity Activities:
     Purchase payments.......................       5,714,347              12,170,588          28,092,392          45,856,043
     Surrender benefits......................      (2,454,192)             (3,539,725)        (12,574,147)        (17,409,478)
     Net Transfers ..........................      (6,513,450)            (10,743,367)         (8,220,189)        (19,004,434)
     Death Benefits..........................        (304,690)                (92,686)           (629,338)           (370,498)
     Contract administration charges.........         (16,229)                (31,629)            (86,402)           (129,646)
     Deferred sales charges..................         (30,348)                (45,494)           (108,824)           (156,475)
     Annuity benefits........................        (176,110)               (521,630)           (542,238)           (745,465)
                                                  -----------             -----------        ------------        ------------
Net increase in net assets  resulting
     from variable annuity activities........      (3,780,672)             (2,803,943)          5,931,254           8,040,047
                                                   -----------             -----------        ------------        ------------
     Total increase (decrease)  in net assets      (4,406,417)             (1,457,207)          1,975,230          62,471,986
Net Assets:
  Beginning of year..........................      43,861,138              45,318,345         222,736,487         160,264,501
                                                  -----------             -----------        ------------        ------------
  End of year................................     $39,454,721             $43,861,138        $224,711,717        $222,736,487
                                                  ===========             ===========        ============        ============

[RESTUBBED TABLE]

                                                  Large Cap Value Fund* +
                                           ----------------------------------------
                                                Six months              Year
                                                   ended               ended
                                                06/30/2000            Dec. 31,
                                                (Unaudited)             1999
                                           -------------------    -----------------
Operations:
     Net investment income (loss)............        $796,664          ($2,477,020)
     Net realized gains (losses) from
          investment transactions............      24,584,790              889,798
     Net change in unrealized appreciation/
          depreciation of investments........     (35,096,027)          (2,352,948)
                                                 ------------         ------------
Net increase (decrease) in net assets
          resulting from operations..........      (9,714,573)          (3,940,170)
                                                 ------------         ------------
Variable Annuity Activities:
     Purchase payments.......................       8,737,733           26,170,266
     Surrender benefits......................     (14,799,173)         (18,289,385)
     Net Transfers ..........................     (27,050,621)         (37,271,848)
     Death Benefits..........................        (566,614)            (894,529)
     Contract administration charges.........         (63,990)            (148,072)
     Deferred sales charges..................        (148,998)            (213,107)
     Annuity benefits........................        (519,477)          (1,269,558)
                                                 ------------         ------------
Net increase in net assets  resulting
     from variable annuity activities........     (34,411,140)         (31,916,233)
                                                 ------------         ------------
     Total increase (decrease)  in net assets     (44,125,713)         (35,856,403)
Net Assets:
  Beginning of year..........................     181,220,907          217,077,310
                                                 ------------         ------------
  End of year................................    $137,095,194         $181,220,907
                                                 ============         ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
#    For the period from May 1, 2000 (commencement of operations) through
     June 30, 2000.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.


                                                                               Small Cap
    Flexibly Managed Fund+          International Equity Fund+               Value Fund* +                  Emerging Growth Fund+
-------------------------------   -------------------------------   ------------------------------     -----------------------------
  Six months           Year         Six months         Year          Six months          Year         Six months             Year
     ended            ended           ended            ended           ended            ended            ended              ended
  06/30/2000         Dec. 31,       06/30/2000       Dec. 31,        06/30/2000        Dec. 31,       06/30/2000           Dec. 31,
  (Unaudited)          1999        (Unaudited)         1999         (Unaudited)          1999         (Unaudited)            1999
--------------  --------------   --------------   --------------   --------------   --------------   --------------    -------------

$   9,627,255     ($3,924,484)        ($96,649)     ($1,129,230)         ($5,191)       ($223,952)       ($796,993)       ($570,399)

   20,668,418         757,206        9,918,819        1,418,907         (245,004)        (209,337)      14,720,825           62,845

  (22,355,753)     20,809,174      (24,227,909)      34,686,729        1,711,525          (80,199)     (12,144,172)      50,119,776
--------------  --------------   --------------   --------------   --------------   --------------   --------------    -------------

    7,939,920      17,641,896      (14,405,739)      34,976,406        1,461,330         (513,488)       1,779,660       49,612,222
--------------  --------------   --------------   --------------   --------------   --------------   --------------    -------------


   14,256,222      36,447,765       46,364,249       51,502,135        3,453,321        6,536,071       56,899,885       43,166,695
  (19,056,777)    (28,871,142)      (5,655,594)      (6,872,196)        (901,454)      (1,191,638)      (3,202,493)      (2,242,458)
  (42,036,599)    (64,501,255)     (29,390,258)     (47,349,992)      (2,955,406)      (4,851,905)     (15,096,039)     (10,898,712)
     (697,398)     (1,848,244)        (391,330)        (327,860)         (22,495)         (49,326)         (27,147)        (107,642)
     (124,263)       (265,216)         (42,491)         (70,048)          (8,011)         (17,181)         (37,072)         (25,721)
     (246,134)       (403,427)         (82,451)        (100,631)         (19,957)         (26,858)         (72,515)         (64,122)
   (1,486,407)     (2,777,506)        (296,102)        (431,841)         (55,732)         (86,613)        (193,974)        (103,794)
--------------  --------------   --------------   --------------   --------------   --------------   --------------    -------------

  (49,391,356)    (62,219,025)      10,506,023       (3,650,433)        (509,734)         312,550       38,270,645       29,724,246
--------------  --------------   --------------   --------------   --------------   --------------   --------------    -------------
  (41,451,436)    (44,577,129)      (3,899,716)      31,325,973          951,596         (200,938)      40,050,305       79,336,468

  295,340,856     339,917,985      112,828,188       81,502,215       18,614,410       18,815,348       93,790,813       14,454,345
--------------  --------------   --------------   --------------   --------------   --------------   --------------    -------------
$ 253,889,420   $ 295,340,856    $ 108,928,472    $ 112,828,188    $  19,566,006    $  18,614,410    $ 133,841,118    $  93,790,813
==============  ==============   ==============   ==============   ==============   ==============   ==============   ==============



Limited Maturity   Index 500        Mid Cap          Mid Cap                  Balanced
  Bond Fund# +      Fund# +     Growth Fund# +    Value Fund# +             Portfolio++
----------------------------------------------    --------------   -------------------------------
  Six months       Six months       Six months     Six months        Six months         Year
     ended           ended            ended           ended            ended           ended
  06/30/2000       06/30/2000       06/30/2000     06/30/2000        06/30/2000       Dec. 31,
  (Unaudited)     (Unaudited)      (Unaudited)     (Unaudited)      (Unaudited)         1999
--------------  --------------   --------------   --------------   --------------   --------------

     ($11,810)      ($209,904)        ($50,731)        ($50,263)        $357,641          $92,099

        2,362         (11,211)           1,021           $5,258        4,991,693          880,404

       80,061         119,903        1,771,069          412,162       (2,347,112)       6,821,258
--------------  --------------   --------------   --------------   --------------   --------------

       70,613        (101,212)       1,721,359          367,157        3,002,222        7,793,761
--------------  --------------   --------------   --------------   --------------   --------------


    6,586,528     105,337,688       23,796,524       24,027,628       16,857,403        4,661,798
      (73,970)       (924,726)        (661,994)        (316,257)      (1,833,730)      (1,972,767)
   (1,041,426)      1,977,465          646,900          484,392       (1,752,176)      (3,913,423)
      (14,222)        (70,715)          (7,161)         (16,106)         (19,246)        (163,231)
         (389)        (14,081)          (3,272)          (2,935)         (14,070)         (19,388)
       (1,012)        (19,902)         (11,871)          (4,206)         (30,087)         (37,246)
      (21,142)       (122,355)         (16,412)         (15,385)        (229,367)        (183,276)
--------------  --------------   --------------   --------------   --------------   --------------

    5,434,367     106,163,374       23,742,714       24,157,131       12,978,727       (1,627,533)
--------------  --------------   --------------   --------------   --------------   --------------
    5,504,980     106,062,162       25,464,073       24,524,288       15,980,949        6,166,228

            -               -                -                -       31,805,280       25,639,052
--------------  --------------   --------------   --------------   --------------   --------------
   $5,504,980    $106,062,162      $25,464,073      $24,524,288      $47,786,229      $31,805,280
==============  ==============   ==============   ==============   ==============    =============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
# For the period from May 1, 2000 (commencement of operations) through June 30, 2000.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in The Universal Institutional Funds, Inc.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (Con't)

                                                         Equity Income               Growth                   Asset Manager
                                                         Portfolio+++             Portfolio+++                 Portfolio+++
                                                  ------------------------  --------------------------   -------------------------
                                                   Six months      Year      Six months       Year       Six months        Year
                                                     ended         ended       ended          ended        ended           ended
                                                   06/30/2000     Dec. 31,   06/30/2000      Dec. 31,    06/30/2000       Dec. 31,
                                                   (Unaudited)     1999     (Unaudited)       1999       (Unaudited)        1999
                                                  -----------  -----------  ------------  ------------   -----------    -----------

Operations:
     Net investment income (loss)...............  $    50,448  $   108,870  $  6,815,074 ($  1,449,110)  $     5,656    $   214,281
     Net realized gains (losses) from
          investment transactions...............    5,721,782    2,330,920    10,830,238    10,359,481     2,534,695        552,306
     Net change in unrealized appreciation/
          depreciation of investments...........   (8,602,263)     977,298    (9,930,241)   31,824,227    (2,864,382)     1,327,645
                                                  -----------  -----------  ------------  ------------   -----------    -----------
Net increase (decrease) in net assets
          resulting from operations.............   (2,830,033)   3,417,088     7,715,071    40,734,598      (324,031)     2,094,232
                                                  -----------  -----------  ------------  ------------   -----------    -----------

Variable Annuity Activities:
     Purchase payments..........................    9,479,163   22,934,408    69,476,768    76,915,718     5,152,982     15,081,833
     Surrender benefits.........................   (3,810,023)  (6,015,583)   (7,147,436)   (8,149,247)   (1,378,605)    (1,169,535)
     Net Transfers .............................  (10,348,935) (10,733,426)  (34,078,602)  (27,789,707)   (1,921,048)    (3,970,374)
     Death Benefits.............................     (121,921)    (270,605)     (220,575)     (444,998)      (29,831)       (13,421)
     Contract administration charges............      (30,677)     (61,920)      (77,218)     (101,515)       (9,270)       (14,367)
     Deferred sales charges.....................      (84,296)    (110,931)     (137,103)     (155,211)      (19,222)       (16,481)
     Annuity benefits...........................     (295,465)    (624,431)     (484,325)     (624,908)     (219,696)      (301,534)
                                                  -----------  -----------  ------------  ------------   -----------    -----------
Net increase in net assets  resulting
     from variable annuity activities...........   (5,212,154)   5,117,512    27,331,509    39,650,132     1,575,310      9,596,121
                                                  -----------  -----------  ------------  ------------   -----------    -----------
     Total increase (decrease)  in net assets...   (8,042,187)   8,534,600    35,046,580    80,384,730     1,251,279     11,690,353
Net Assets:
  Beginning of year.............................   80,227,769   71,693,169   167,928,180    87,543,450    25,387,997     13,697,644
                                                  -----------  -----------  ------------  ------------   -----------    -----------
  End of year...................................  $72,185,582  $80,227,769  $202,974,760  $167,928,180   $26,639,276    $25,387,997
                                                  ===========  ===========  ============  ============   ===========    ===========


                                                         Emerging Markets
                                                           Portfolio++++
                                                  ---------------------------------
                                                  Six months               Year
                                                     ended                 ended
                                                  06/30/2000             Dec. 31,
                                                  (Unaudited)              1999
                                                  -----------           -----------

Operations:
     Net investment income (loss)............    ($    80,049)          ($   63,695)
     Net realized gains (losses) from
          investment transactions............         (37,818)              109,924
     Net change in unrealized appreciation/
          depreciation of investments........      (1,321,335)            3,768,983
                                                  -----------           -----------
Net increase (decrease) in net assets
          resulting from operations..........      (1,439,202)            3,815,212
                                                  -----------           -----------
Variable Annuity Activities:

     Purchase payments.......................      11,454,648            13,056,491
     Surrender benefits......................        (608,561)             (425,250)
     Net Transfers ..........................      (2,048,711)          (10,018,072)
     Death Benefits..........................          (4,461)                 (360)
     Contract administration charges.........          (4,664)               (4,512)
     Deferred sales charges..................         (11,495)               (8,889)
     Annuity benefits........................         (19,130)              (15,449)
                                                  -----------           -----------
Net increase in net assets  resulting
     from variable annuity activities........       8,757,626             2,583,959
                                                  -----------           -----------
     Total increase (decrease) in net assets.       7,318,424             6,399,171
Net Assets:
  Beginning of year..........................       9,130,212             2,731,041
                                                  -----------           -----------
  End of year................................     $16,448,636            $9,130,212
                                                  ===========           ===========

 * Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
   Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small
   Capitalization Fund.
# For the period from May 1, 2000 (commencement of operations) through June 30,
  2000.
   +  Investment in Penn Series Funds, Inc.
  ++  Investment in Neuberger Berman Advisers Management Trust
 +++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++  Investment in The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

Notes to Financial Statements

June 30, 2000 (Unaudited)

Note 1.   Significant Accounting Policies
         The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

         General - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of June 30, 2000 and the reported amounts from operations and contract transactions as of June 30, 2000 and December 31, 1999. Actual results could differ from those estimates.

         Investments - Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.


         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

         The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Note 2.   Purchases and Sales of Investments

         The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the period ended June 30, 2000:

                                                                              Purchases           Sales
                                                                              ---------           -----
Money Market Fund ........................................................   $66,752,815       $71,740,486
Quality Bond Fund ........................................................     3,873,772         7,551,721
High Yield Bond Fund .....................................................     7,702,676         7,667,832
Growth Equity Fund .......................................................    44,913,136        11,330,757
Large Cap Value  Fund* ...................................................    67,494,089        37,503,577
Flexibly Managed Fund ....................................................    39,936,630        56,587,820
Small Cap Value Fund** ...................................................     2,225,639         2,745,048
International Equity Fund ................................................    47,211,889        26,980,870
Emerging Growth Fund .....................................................    59,862,577         6,911,775
Limited Maturity Bond Fund+ ..............................................     6,591,869         1,282,043
Index 500 Fund+...........................................................   108,442,017         1,348,370
Mid Cap Growth Fund+......................................................    24,134,306           436,105
Mid Cap Value Fund+.......................................................    25,527,327         1,154,785
Balanced Portfolio .......................................................    19,354,016         1,044,031
Equity Income Portfolio ..................................................    10,866,834        10,299,124
Growth Portfolio .........................................................    73,409,796        27,823,096
Asset Manager Portfolio ..................................................     6,124,105         2,037,163
Emerging Markets Equity Portfolio.........................................    99,999,999           999,790

*  Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
   Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small
   Capitalization Fund.
+ For the period from May 1, 2000 (commencement of operations) through June 30, 2000.


Note 3.   Contract Charges

         Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

         If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

Note 4.  Unit Values

         As of June 30, 2000, the accumulation units and accumulation unit values are as follows:


Variable Annuity Contracts:         Accumulation    Accumulation     Variable Annuity Contracts:       Accumulation   Accumulation
                                        Units        Unit Value                                           Units        Unit Value
Money Market Fund                                                    Limited Maturity Bond Fund+
     Commander                             136,092          $10.63        Commander                           12,702         $10.14
     Diversifier II                      1,283,090          $21.40        Diversifier II                     391,851         $12.51
     Pennant Select                        900,512          $10.54        Pennant Select                      46,899         $10.15
                                                                     Index 500 Fund+
Quality Bond Fund                                                         Commander                          123,457         $11.73
     Commander                              42,610          $10.16        Diversifier II                   4,755,753         $18.02
     Diversifier II                      1,332,539          $22.43        Pennant Select                   1,586,229         $11.74
     Pennant Select                        321,624          $10.17
                                                                     Mid Cap Growth Fund+
High Yield Bond Fund                                                      Commander                           35,762         $10.67
     Commander                              29,432          $10.09        Diversifier II                   1,072,384         $22.84
     Diversifier II                      1,048,423          $35.11        Pennant Select                      54,851         $10.67
     Pennant Select                        231,979          $10.10
                                                                     Mid Cap Value Fund+
Growth Equity Fund                                                        Commander                           15,364         $10.50
     Commander                              85,537          $13.03        Diversifier II                   1,646,339         $13.43
     Diversifier II - Qualified          1,760,952          $87.95        Pennant Select                     230,081         $10.51
     Diversifier II - Non-Qualified        663,382          $97.23
     Pennant Select                        829,032          $13.04   Balanced Portfolio
                                                                          Commander                           34,419         $14.55
Large Cap Value Fund*                                                     Diversifier II                   1,714,137         $24.91
     Commander                              24,197           $9.28        Pennant Select                     314,924         $14.56
     Diversifier II                      3,477,421          $38.13
     Pennant Select                        459,789           $9.28   Equity Income Portfolio
                                                                          Commander                           44,750         $10.18
Flexibly Managed Fund                                                     Diversifier II                   3,431,053         $19.06
     Commander                              32,957          $10.91        Pennant Select                     622,488         $10.18
     Diversifier II                      3,787,284          $64.61
     Pennant Select                        807,656          $10.92   Growth Portfolio
                                                                          Commander                           88,209         $14.15
Small Cap Value Fund**                                                    Diversifier II                   5,490,708         $33.35
     Commander                              21,986          $10.56        Pennant Select                   1,346,587         $14.16
     Diversifier II                      1,135,922          $15.21
     Pennant Select                        194,729          $10.56   Asset Manager Portfolio
                                                                          Commander                           22,392         $10.02
International Equity Fund                                                 Diversifier II                   1,307,159         $18.50
     Commander                              53,382          $12.34        Pennant Select                     203,970         $10.83
     Diversifier II                      3,746,522          $26.92
     Pennant Select                        606,116          $12.35   Emerging Markets Portfolio
                                                                          Commander                           11,111         $17.80
Emerging Growth Fund                                                      Diversifier II                   1,115,651         $12.24
     Commander                              54,689          $29.85        Pennant Select                     180,264         $17.09
     Diversifier II                      2,079,188          $54.87
     Pennant Select                        606,322          $29.87

*  Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
   Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small
   Capitalization Fund.
+ For the period from May 1, 2000 (commencement of operations) through June 30, 2000.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABLITIES - DECEMBER 31, 1999

--------------------------------------------------------------------------------

                                                                Money            Quality            High Yield      Growth Equity
                                             Total          Market Fund+        Bond Fund+          Bond Fund+           Fund+
                                           ----------       ------------        ----------          ----------      -------------
Investment in Common Stock
Number of Shares .......................                     43,365,446         3,652,548            4,580,843         5,382,378
Cost ................................... $1,056,134,961     $43,365,446       $37,570,637          $43,726,462      $113,636,714

Assets:
Investments at market value ............ $1,508,564,510     $43,365,446       $37,986,495          $43,884,472      $222,884,272
Dividends receivable ...................        190,633         190,633                --                   --                --

Liabilities:
Due to (from) the Penn Mutual Life
  Insurance Company ....................        703,552        (170,319)           20,257               23,334           147,785
                                         --------------     -----------       -----------          -----------      ------------
Net Assets ............................. $1,508,051,591     $43,726,398       $37,966,238          $43,861,138      $222,736,487
                                         ==============     ===========       ===========          ===========      ============



--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999



                                                                 Money             Quality            High Yield     Growth Equity
                                               Total          Market Fund+        Bond Fund+          Bond Fund+          Fund+
                                             ----------       ------------        ----------          ----------      -------------
Investment Income:
Dividends ...............................  $  4,845,057        $1,677,012         $       --          $       --       $        --
Expense:
Mortality and expense risk charges ......    16,866,329           448,166            472,167             582,283         2,379,763
                                           ------------        ----------         ----------          ----------       -----------
Net investment income (loss) ............   (12,021,272)        1,228,846           (472,167)           (582,283)       (2,379,763)
                                           ------------        ----------         ----------          ----------       -----------
Realized and Unrealized Gains
  (Losses) on Investments:
Realized gains (losses) from
  redemption of fund shares .............     4,022,204                --             (8,658)            124,263           530,746
Capital gains distributions .............    14,634,220                --                 --                  --                --
                                           ------------        ----------         ----------          ----------      ------------

Net realized gains (losses) from
  investment transactions ...............    18,656,424                --             (8,658)            124,263           530,746
Net change in unrealized appreciation/
  depreciation of investments ...........   225,948,976                --              3,987           1,804,756        56,280,956
                                           ------------        ----------         ----------          ----------      ------------
Net realized and unrealized gains
  (losses) on investments ...............   244,605,400                --             (4,671)          1,929,019        56,811,702
                                           ------------        ----------         ----------          ----------      ------------
Net increase (decrease) in net
  assets resulting from operations ......  $232,584,128        $1,228,846         $ (476,838)         $1,346,736      $ 54,431,939
                                           ============        ==========         ==========          ==========      ============


+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

[RESTUBBED]


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABLITIES - DECEMBER 31, 1999

--------------------------------------------------------------------------------

                                                             Flexibly                                 Small           Emerging
                                          Value Equity        Managed         International       Capitalization       Growth
                                             Fund+             Fund+          Equity Fund+             Fund+            Fund+
                                           ----------       ------------     ---------------       -------------    -------------
Investment in Common Stock
Number of Shares .......................      8,163,794      15,061,156         4,215,892            1,473,494         1,889,241
Cost ...................................   $112,901,895    $239,046,567      $ 57,138,477          $19,123,749       $41,375,702

Assets:
Investments at market value ............   $181,317,878    $295,499,892      $112,901,582          $18,624,956       $93,857,465
Dividends receivable ...................             --              --                --                   --                --

Liabilities:
Due to (from) the Penn Mutual Life
  Insurance Company ....................         96,971         159,036            73,394               10,546            66,652
                                           ------------    ------------      ------------          -----------       -----------
Net Assets .............................   $181,220,907    $295,340,856      $112,828,188          $18,614,410       $93,790,813
                                           ============    ============      ============          ===========       ===========



--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                             Flexibly                                 Small           Emerging
                                          Value Equity        Managed         International       Capitalization       Growth
                                             Fund+             Fund+          Equity Fund+             Fund+            Fund+
                                           ----------       ------------     ---------------       -------------    -------------
Investment Income:
Dividends ...............................  $         --        $       --         $       --          $       --       $        --
Expense:
Mortality and expense risk charges ......     2,477,020         3,924,484          1,129,230             223,952           570,399
                                           ------------        ----------         ----------          ----------       -----------
Net investment income (loss) ............    (2,477,020)       (3,924,484)        (1,129,230)           (223,952)         (570,399)
                                           ------------        ----------         ----------          ----------       -----------
Realized and Unrealized Gains
  (Losses) on Investments:
Realized gains (losses) from
  redemption of fund shares .............       889,798           757,206          1,418,907            (209,337)           62,845
Capital gains distributions .............            --                --                 --                  --                --
                                           ------------        ----------         ----------          ----------      ------------

Net realized gains (losses) from
  investment transactions ...............       889,798           757,206          1,418,907            (209,337)           62,845
Net change in unrealized appreciation/
  depreciation of investments ...........    (2,352,948)       20,809,174         34,686,729             (80,199)       50,119,776
                                           ------------        ----------         ----------          ----------      ------------
Net realized and unrealized gains
  (losses) on investments ...............    (1,463,150)       21,566,380         36,105,636            (289,536)       50,182,621
                                           ------------        ----------         ----------          ----------      ------------
Net increase (decrease) in net
  assets resulting from operations ......  $ (3,940,170)      $17,641,896        $34,976,406          $ (513,488)     $ 49,612,222
                                           ============        ==========         ==========          ==========      ============


+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying note are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                                                  Limited
                                                              Balanced         Maturity Bond         Partners
                                                            Portfolio++         Portfolio++         Portfolio++
                                                           ------------        ------------        ------------
Investment in Common Stock
Number of Shares ..................................           1,523,587             491,386           1,335,442
Cost ..............................................        $ 23,474,293        $  6,965,240        $ 26,216,021

Assets:
Investments at market value .......................        $ 31,827,712        $  6,505,950        $ 26,228,078
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              22,432               3,587              13,410

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 31,805,280        $  6,502,363        $ 26,214,668
                                                           ============        ============        ============



--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                                                  Limited
                                                              Balanced         Maturity Bond         Partners
                                                            Portfolio++         Portfolio++         Portfolio++
                                                           ------------        ------------        ------------
Investment Income:
Dividends ........................................        $    429,804        $    348,661         $    268,107
Expense:
Mortality and expense risk charges ...............             337,705              83,191              301,943
                                                          ------------        ------------         ------------

Net investment income (loss) .....................              92,099             265,470              (33,836)
                                                          ------------        ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................             243,656               4,918              (80,300)
Capital gains distributions ......................             636,748                --                466,273
                                                          ------------        ------------         ------------

Net realized gains (losses) from investment
     transactions ................................             880,404               4,918              385,973
Net change in unrealized appreciation/depreciation
     of investments ..............................           6,821,258            (251,365)             882,040
                                                          ------------        ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................           7,701,662            (246,447)           1,268,013
                                                          ------------        ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................        $  7,793,761        $     19,023         $  1,234,177
                                                          ============        ============         ============

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                              Capital
                                                           Appreciation        Equity Income          Growth
                                                           Portfolio+++        Portfolio++++       Portfolio++++
                                                           ------------        -------------       -------------
Investment in Common Stock
Number of Shares ..................................           1,230,995           3,122,147           3,059,029
Cost ..............................................        $ 11,489,792        $ 65,554,119        $110,317,173

Assets:
Investments at market value .......................        $ 18,267,967        $ 80,270,405        $168,032,483
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              13,379              42,636             104,303

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 18,254,588        $ 80,227,769        $167,928,180
                                                           ============        ============        ============



--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                             Capital
                                                          Appreciation        Equity Income          Growth
                                                          Portfolio+++        Portfolio++++       Portfolio++++
                                                          ------------        -------------       -------------
Investment Income:
Dividends ........................................         $       --           $  1,074,391         $    163,364
Expense:
Mortality and expense risk charges ...............              182,384              965,521            1,612,474
                                                           ------------         ------------         ------------

Net investment income (loss) .....................             (182,384)             108,870           (1,449,110)
                                                           ------------         ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................              240,140              (44,049)              87,967
Capital gains distributions ......................                 --              2,374,969           10,271,514
                                                           ------------         ------------         ------------

Net realized gains (losses) from investment
     transactions ................................              240,140            2,330,920           10,359,481
Net change in unrealized appreciation/depreciation
     of investments ..............................            7,212,430              977,298           31,824,227
                                                           ------------         ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................            7,452,570            3,308,218           42,183,708
                                                           ------------         ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................         $  7,270,186         $  3,417,088         $ 40,734,598
                                                           ============         ============         ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                                                                     Emerging
                                                           Asset Manager         Index 500        Markets Equity
                                                           Portfolio++++       Portfolio++++      Portfolio+++++
                                                           -------------       -------------      --------------
Investment in Common Stock
Number of Shares ..................................           1,360,596             552,959             656,819
Cost ..............................................        $ 22,601,629        $ 74,984,601        $  6,646,444

Assets:
Investments at market value .......................        $ 25,402,339        $ 92,570,771        $  9,136,347
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              14,342              55,672               6,135

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 25,387,997        $ 92,515,099        $  9,130,212
                                                           ============        ============        ============

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                                                                    Emerging
                                                          Asset Manager         Index 500        Markets Equity
                                                          Portfolio++++       Portfolio++++      Portfolio+++++
                                                          -------------       -------------      --------------
Investment Income:
Dividends ........................................        $    485,862         $    396,849       $      1,007
Expense:
Mortality and expense risk charges ...............             271,581              839,364             64,702
                                                          ------------         ------------       ------------

Net investment income (loss) .....................             214,281             (442,515)           (63,695)
                                                          ------------         ------------       ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................             (63,119)             (42,703)           109,924
Capital gains distributions ......................             615,425              269,291               --
                                                          ------------         ------------       ------------

Net realized gains (losses) from investment
     transactions ................................             552,306              226,588            109,924
Net change in unrealized appreciation/depreciation
     of investments ..............................           1,327,645           12,114,229          3,768,983
                                                          ------------         ------------       ------------

Net realized and unrealized gains (losses) on
     investments .................................           1,879,951           12,340,817          3,878,907
                                                          ------------         ------------       ------------

Net increase (decrease) in net assets resulting
     from operations .............................        $  2,094,232         $ 11,898,302       $  3,815,212
                                                          ============         ============       ============


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 Total                                 Money Market Fund+
                                              --------------------------------------------  ---------------------------------------
                                                         1999                   1998                  1999                1998
                                              --------------------   ---------------------  -------------------  ------------------
Operations:
     Net investment income (loss) ..........         ($12,021,272)             $7,745,242           $1,228,846            $863,429
     Net realized gains (losses) from
          investment transactions ..........           18,656,424              91,124,673                    -                   -
     Net change in unrealized
          appreciation/depreciation
          of investments ...................          225,948,976              31,850,409                    -                   -
                                              --------------------   ---------------------  -------------------  ------------------
Net increase (decrease) in net assets
          resulting from operations ........          232,584,128             130,720,324            1,228,846             863,429
                                              --------------------   ---------------------  -------------------  ------------------
Variable Annuity Activities:
     Purchase payments .....................          574,203,492             300,859,955          121,832,838          43,970,396
     Surrender benefits ....................         (118,977,195)            (86,895,748)         (11,197,551)         (6,521,246)
     Net Transfers .........................         (385,402,907)           (144,859,060)         (96,586,146)        (30,458,666)
     Death Benefits ........................           (5,743,417)             (5,130,027)            (220,239)           (146,334)
     Contract administration charges .......           (1,019,724)               (960,359)             (18,923)            (15,517)
     Deferred sales charges ................           (1,712,520)             (1,159,997)            (185,645)            (62,744)
     Annuity benefits ......................           (9,193,907)             (6,283,330)            (494,203)           (158,174)
                                              --------------------   ---------------------  -------------------  ------------------
Net increase in net assets resulting
     from variable annuity activities ......           52,153,822              55,571,434           13,130,131           6,607,715
                                              --------------------   ---------------------  -------------------  ------------------
     Total increase (decrease)
          in net assets ....................          284,737,950             186,291,758           14,358,977           7,471,144
Net Assets:
  Beginning of year ........................        1,223,313,641           1,037,021,883           29,367,421          21,896,277
                                              --------------------   ---------------------  -------------------  ------------------
  End of year ..............................       $1,508,051,591          $1,223,313,641          $43,726,398         $29,367,421
                                              ====================   =====================  ===================  ==================

                                                         High Yield Bond Fund+                       Growth Equity Fund+
                                              --------------------------------------------  ---------------------------------------
                                                         1999                   1998                  1999                1998
                                              --------------------   ---------------------  -------------------  ------------------
Operations:
     Net investment income (loss) ..........            ($582,283)             $3,015,764          ($2,379,763)        ($1,642,786)
     Net realized gains (losses) from
          investment transactions ..........              124,263                  (3,290)             530,746          17,312,420
     Net change in unrealized
          appreciation/depreciation
          of investments ...................            1,804,756              (1,514,889)          56,280,956          29,742,092
                                              --------------------   ---------------------  -------------------  ------------------
Net increase (decrease) in net assets
          resulting from operations ........            1,346,736               1,497,585           54,431,939          45,411,726
                                              --------------------   ---------------------  -------------------  ------------------

Variable Annuity Activities:
     Purchase payments .....................           12,170,588              11,805,678           45,856,043          19,386,206
     Surrender benefits ....................           (3,539,725)             (3,764,322)         (17,409,478)        (11,279,745)
     Net Transfers .........................          (10,743,367)             (5,718,830)         (19,004,434)         (8,257,183)
     Death Benefits ........................              (92,686)               (216,584)            (370,498)           (520,878)
     Contract administration charges .......              (31,629)                (33,874)            (129,646)           (117,047)
     Deferred sales charges ................              (45,494)                (42,634)            (156,475)           (106,395)
     Annuity benefits ......................             (521,630)               (451,818)            (745,465)           (410,717)
                                              --------------------   ---------------------  -------------------  ------------------
Net increase in net assets resulting
     from variable annuity activities ......           (2,803,943)              1,577,616            8,040,047          (1,305,759)
                                              --------------------   ---------------------  -------------------  ------------------
     Total increase (decrease)
          in net assets ....................           (1,457,207)              3,075,201           62,471,986          44,105,967
Net Assets:
  Beginning of year ........................           45,318,345              42,243,144          160,264,501         116,158,534
                                              --------------------   ---------------------  -------------------  ------------------
  End of year ..............................          $43,861,138             $45,318,345         $222,736,487        $160,264,501
                                              ====================   =====================  ===================  ==================

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

[RESTUBBED]

                                                         Quality Bond Fund+                      Flexibly Managed Fund+
                                              ---------------------------------------  -----------------------------------------
                                                       1999                 1998                 1999                  1998
                                              -------------------  ------------------  -------------------   -------------------
Operations:
     Net investment income (loss) ..........           ($472,167)         $1,240,623          ($3,924,484)           $5,296,053
     Net realized gains (losses) from
          investment transactions ..........              (8,658)          1,083,848              757,206            34,924,818
     Net change in unrealized
          appreciation/depreciation
          of investments ...................               3,987             469,323           20,809,174           (24,572,191)
                                              -------------------  ------------------  -------------------   -------------------
Net increase (decrease) in net assets
          resulting from operations ........            (476,838)          2,793,794           17,641,896            15,648,680
                                              -------------------  ------------------  -------------------   -------------------

Variable Annuity Activities:
     Purchase payments .....................          12,756,541          12,828,873           36,447,765            51,119,838
     Surrender benefits ....................          (3,355,904)         (2,749,714)         (28,871,142)          (24,701,353)
     Net Transfers .........................          (6,819,329)         (5,801,159)         (64,501,255)          (33,470,654)
     Death Benefits ........................            (320,089)           (323,546)          (1,848,244)           (1,865,231)
     Contract administration charges .......             (24,084)            (23,415)            (265,216)             (297,618)
     Deferred sales charges ................             (45,635)            (40,919)            (403,427)             (314,220)
     Annuity benefits ......................            (464,887)           (310,029)          (2,777,506)           (2,389,329)
                                              -------------------  ------------------  -------------------   -------------------
Net increase in net assets resulting
     from variable annuity activities ......           1,726,613           3,580,091          (62,219,025)          (11,918,567)
                                              -------------------  ------------------  -------------------   -------------------
     Total increase (decrease)
          in net assets ....................           1,249,775           6,373,885          (44,577,129)            3,730,113
Net Assets:
  Beginning of year ........................          36,716,463          30,342,578          339,917,985           336,187,872
                                              -------------------  ------------------  -------------------   -------------------
  End of year ..............................         $37,966,238         $36,716,463         $295,340,856          $339,917,985
                                              ===================  ==================  ===================   ===================


                                                        Value Equity Fund+                       Emerging Growth Fund+
                                              ---------------------------------------  ------------------------------------------
                                                       1999                 1998                 1999                  1998
                                              -------------------  ------------------  -------------------   -------------------
Operations:
     Net investment income (loss) ..........         ($2,477,020)           ($35,478)           ($570,399)            ($115,686)
     Net realized gains (losses) from
          investment transactions ..........             889,798          17,469,266               62,845               (18,156)
     Net change in unrealized
          appreciation/depreciation
          of investments ...................          (2,352,948)         (1,405,794)          50,119,776             2,702,071
                                              -------------------  ------------------  -------------------   -------------------
Net increase (decrease) in net assets
          resulting from operations ........          (3,940,170)         16,027,994           49,612,222             2,568,229
                                              -------------------  ------------------  -------------------   -------------------

Variable Annuity Activities:
     Purchase payments .....................          26,170,266          31,610,352           43,166,695             9,803,496
     Surrender benefits ....................         (18,289,385)        (16,621,269)          (2,242,458)             (303,992)
     Net Transfers .........................         (37,271,848)        (17,458,000)         (10,898,712)           (1,828,444)
     Death Benefits ........................            (894,529)           (864,575)            (107,642)               (8,772)
     Contract administration charges .......            (148,072)           (161,845)             (25,721)               (7,172)
     Deferred sales charges ................            (213,107)           (185,128)             (64,122)               (6,090)
     Annuity benefits ......................          (1,269,558)         (1,052,517)            (103,794)              (17,597)
                                              -------------------  ------------------  -------------------   -------------------
Net increase in net assets resulting
     from variable annuity activities ......         (31,916,233)         (4,732,982)          29,724,246             7,631,429
                                              -------------------  ------------------  -------------------   -------------------
     Total increase (decrease)
          in net assets ....................         (35,856,403)         11,295,012           79,336,468            10,199,658
Net Assets:
  Beginning of year ........................         217,077,310         205,782,298           14,454,345             4,254,687
                                              -------------------  ------------------  -------------------   -------------------
  End of year ..............................        $181,220,907        $217,077,310          $93,790,813           $14,454,345
                                              ===================  ==================  ===================   ===================

[RESTUBBED]

                                                                                                      Small
                                                     International Equity Fund+                 Capitalization Fund +
                                              ---------------------------------------  --------------------------------------
                                                        1999                1998                1999                1998
                                              -------------------   -----------------  -----------------   ------------------
Operations:
     Net investment income (loss) ..........         ($1,129,230)          ($252,490)         ($223,952)           ($113,975)
     Net realized gains (losses) from
          investment transactions ..........           1,418,907           3,185,505           (209,337)             233,245
     Net change in unrealized
          appreciation/depreciation
          of investments ...................          34,686,729           9,485,903            (80,199)          (2,387,287)
                                              -------------------   -----------------  -----------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........          34,976,406          12,418,918           (513,488)          (2,268,017)
                                              -------------------   -----------------  -----------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          51,502,135          10,523,913          6,536,071            7,163,274
     Surrender benefits ....................          (6,872,196)         (5,911,352)        (1,191,638)          (1,305,281)
     Net Transfers .........................         (47,349,992)        (10,270,675)        (4,851,905)          (2,355,711)
     Death Benefits ........................            (327,860)           (272,835)           (49,326)             (46,045)
     Contract administration charges .......             (70,048)            (73,241)           (17,181)             (17,860)
     Deferred sales charges ................            (100,631)            (92,237)           (26,858)             (24,968)
     Annuity benefits ......................            (431,841)           (309,264)           (86,613)             (51,104)
                                              -------------------   -----------------  -----------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          (3,650,433)         (6,405,691)           312,550            3,362,305
                                              -------------------   -----------------  -----------------   ------------------
     Total increase (decrease)
          in net assets ....................          31,325,973           6,013,227           (200,938)           1,094,288
Net Assets:
  Beginning of year ........................          81,502,215          75,488,988         18,815,348           17,721,060
                                              -------------------   -----------------  -----------------   ------------------
  End of year ..............................        $112,828,188         $81,502,215        $18,614,410          $18,815,348
                                              ===================   =================  =================   ==================

                                                                                                 Limited Maturity
                                                       Balanced Portfolio++                      Bond Portfolio++
                                              ---------------------------------------  --------------------------------------
                                                        1999                1998                1999                1998
                                              -------------------   -----------------  -----------------   ------------------
Operations:
     Net investment income (loss) ..........             $92,099            $234,654           $265,470             $267,463
     Net realized gains (losses) from
          investment transactions ..........             880,404           3,711,455             $4,918                4,432
     Net change in unrealized
          appreciation/depreciation
          of investments ...................           6,821,258          (1,522,453)          (251,365)             (90,968)
                                              -------------------   -----------------  -----------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........           7,793,761           2,423,656             19,023              180,927
                                              -------------------   -----------------  -----------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................           4,661,798           4,708,127         13,051,511            2,811,758
     Surrender benefits ....................          (1,972,767)         (1,459,064)        (1,963,467)            (579,485)
     Net Transfers .........................          (3,913,423)         (2,543,550)       (10,599,182)          (1,594,229)
     Death Benefits ........................            (163,231)            (90,973)          (153,870)             (37,669)
     Contract administration charges .......             (19,388)            (20,547)            (4,309)              (4,237)
     Deferred sales charges ................             (37,246)            (33,142)           (21,946)              (8,272)
     Annuity benefits ......................            (183,276)           (145,035)           (97,230)             (58,661)
                                              -------------------   -----------------  -----------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          (1,627,533)            415,816            211,507              529,205
                                              -------------------   -----------------  -----------------   ------------------
     Total increase (decrease)
          in net assets ....................           6,166,228           2,839,472            230,530              710,132
Net Assets:
  Beginning of year ........................          25,639,052          22,799,580          6,271,833            5,561,701
                                              -------------------   -----------------  -----------------   ------------------
  End of year ..............................         $31,805,280         $25,639,052         $6,502,363           $6,271,833
                                              ===================   =================  =================   ==================

[RESTUBBED]
                                                              Partners
                                                             Portfolio++
                                               ---------------------------------------
                                                        1998                 1998
                                               ------------------   ------------------
Operations:
     Net investment income (loss) ..........            ($33,836)            ($159,944)
     Net realized gains (losses) from
          investment transactions ..........             385,973             1,314,554
     Net change in unrealized
          appreciation/depreciation
          of investments ...................             882,040            (1,132,139)
                                               ------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........           1,234,177                22,471
                                               ------------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          10,660,075            16,825,601
     Surrender benefits ....................          (1,352,491)             (636,970)
     Net Transfers .........................          (6,059,956)           (2,421,858)
     Death Benefits ........................             (87,737)              (37,624)
     Contract administration charges .......             (18,477)              (10,943)
     Deferred sales charges ................             (28,727)              (10,334)
     Annuity benefits ......................             (62,682)              (58,006)
                                               ------------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......           3,050,005            13,649,866
                                               ------------------   ------------------
     Total increase (decrease)
          in net assets ....................           4,284,182            13,672,337
Net Assets:
  Beginning of year ........................          21,930,486             8,258,149
                                               ------------------   ------------------
  End of year ..............................         $26,214,668           $21,930,486
                                               ==================   ==================

                                                                Growth
                                                            Portfolio++++
                                               ------------------   ------------------
                                                        1998                 1998
                                               ------------------   ------------------
Operations:
     Net investment income (loss) ..........         ($1,449,110)            ($599,120)
     Net realized gains (losses) from
          investment transactions ..........          10,359,481             7,095,378
     Net change in unrealized
          appreciation/depreciation
          of investments ...................          31,824,227            15,492,226
                                               ------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........          40,734,598            21,988,484
                                               ------------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          76,915,718            23,254,838
     Surrender benefits ....................          (8,149,247)           (4,004,288)
     Net Transfers .........................         (27,789,707)           (6,920,426)
     Death Benefits ........................            (444,998)             (261,573)
     Contract administration charges .......            (101,515)              (71,268)
     Deferred sales charges ................            (155,211)              (99,279)
     Annuity benefits ......................            (624,908)             (245,272)
                                               ------------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          39,650,132            11,652,732
                                               ------------------   ------------------
     Total increase (decrease)
          in net assets ....................          80,384,730            33,641,216
Net Assets:
  Beginning of year ........................          87,543,450            53,902,234
                                               ------------------   ------------------
  End of year ..............................        $167,928,180           $87,543,450
                                               ==================   ==================

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                     Capital Appreciation              Equity Income
                                                         Portfolio+++                  Portfolio++++
                                                ----------------------------    ----------------------------
                                                    1999            1998            1999            1998
                                                ------------    ------------    ------------    ------------
Operations:
     Net investment income (loss) ...........   ($   182,384)   ($   200,676)   $    108,870    ($    19,238)
     Net realized gains (losses) from
          investment transactions ...........        240,140         890,697       2,330,920       2,808,808
     Net change in unrealized appreciation/
          depreciation of investments .......      7,212,430      (1,315,911)        977,298       3,216,502
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      7,270,186        (625,890)      3,417,088       6,006,072
                                                ------------    ------------    ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................      2,923,082       1,967,452      22,934,408      19,104,376
     Surrender benefits .....................     (1,533,308)     (1,284,123)     (6,015,583)     (4,228,476)
     Net Transfers ..........................     (4,358,209)     (5,680,990)    (10,733,426)     (5,399,857)
     Death Benefits .........................       (102,465)        (24,305)       (270,605)       (297,915)
     Contract administration charges ........        (16,308)        (20,497)        (61,920)        (55,951)
     Deferred sales charges .................        (30,459)        (31,644)       (110,931)        (72,716)
     Annuity benefits .......................        (44,249)        (41,725)       (624,431)       (427,304)
                                                ------------    ------------    ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......     (3,161,916)     (5,115,832)      5,117,512       8,622,157
                                                ------------    ------------    ------------    ------------
     Total increase (decrease)  in net assets      4,108,270      (5,741,722)      8,534,600      14,628,229
Net Assets:
  Beginning of year .........................     14,146,318      19,888,040      71,693,169      57,064,940
                                                ------------    ------------    ------------    ------------
  End of year ...............................   $ 18,254,588    $ 14,146,318    $ 80,227,769    $ 71,693,169
                                                ============    ============    ============    ============

[TABLE RESTUBBED]

                                                      Emerging Markets
                                                       Portfolio+++++
                                                ----------------------------
                                                    1999            1998
                                                ------------    ------------
Operations:
     Net investment income (loss) ...........   ($    63,695)   ($    15,078)
     Net realized gains (losses) from
          investment transactions ...........        109,924          (5,906)
     Net change in unrealized appreciation/
          depreciation of investments .......      3,768,983        (739,423)
                                                ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      3,815,212        (760,407)
                                                ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................     13,056,491       1,809,338
     Surrender benefits .....................       (425,250)        (68,993)
     Net Transfers ..........................    (10,018,072)       (465,249)
     Death Benefits .........................           (360)            (20)
     Contract administration charges ........         (4,512)         (2,619)
     Deferred sales charges .................         (8,889)         (1,973)
     Annuity benefits .......................        (15,449)         (4,738)
                                                ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......      2,583,959       1,265,746
                                                ------------    ------------
     Total increase (decrease)  in net assets      6,399,171         505,339
Net Assets:
  Beginning of year .........................      2,731,041       2,225,702
                                                ------------    ------------
  End of year ...............................   $  9,130,212    $  2,731,041
                                                ============    ============

                                                         Asset Manager                   Index 500
                                                         Portfolio++++                 Portfolio++++
                                                ----------------------------    ----------------------------
                                                    1999            1998            1999            1998
                                                ------------    ------------    ------------    ------------
Operations:
     Net investment income (loss) ...........   $    214,281    $    143,729    ($   442,515)   ($   162,002)
     Net realized gains (losses) from
          investment transactions ...........        552,306         835,643         226,588         281,956
     Net change in unrealized appreciation/
          depreciation of investments .......      1,327,645         416,857      12,114,229       5,006,490
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      2,094,232       1,396,229      11,898,302       5,126,444
                                                ------------    ------------    ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................     15,081,833       5,224,201      58,479,634      26,942,238
     Surrender benefits .....................     (1,169,535)       (557,255)     (3,426,070)       (918,820)
     Net Transfers ..........................     (3,970,374)       (891,784)     (9,933,570)     (3,321,795)
     Death Benefits .........................        (13,421)        (46,723)       (275,617)        (68,425)
     Contract administration charges ........        (14,367)        (10,316)        (48,408)        (16,392)
     Deferred sales charges .................        (16,481)        (13,295)        (61,236)        (14,007)
     Annuity benefits .......................       (301,534)        (92,217)       (344,651)        (59,823)
                                                ------------    ------------    ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......      9,596,121       3,612,611      44,390,082      22,542,976
                                                ------------    ------------    ------------    ------------
     Total increase (decrease)  in net assets     11,690,353       5,008,840      56,288,384      27,669,420
Net Assets:
  Beginning of year .........................     13,697,644       8,688,804      36,226,715       8,557,295
                                                ------------    ------------    ------------    ------------
  End of year ...............................   $ 25,387,997    $ 13,697,644    $ 92,515,099    $ 36,226,715
                                                ============    ============    ============    ============

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

Notes to Financial Statements

December 31, 1999

Note 1.  Significant Accounting Policies
         The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

         General - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and contract transactions during 1999 and 1998. Actual results could differ from those estimates.

         Investments - Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

         The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Note 2.  Purchases and Sales of Investments

         The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                                     Purchases           Sales
                                                     ---------           -----
Money Market Fund ................................  $93,075,237      $78,935,799
Quality Bond Fund ................................    9,065,818        7,802,883
High Yield Bond Fund .............................    7,362,642       10,741,430
Growth Equity Fund ...............................   26,374,757       20,633,519
Value Equity Fund ................................    6,687,202       41,064,418
Flexibly Managed Fund ............................    9,271,795       75,378,500
Small Capitalization Fund ........................    3,855,827        3,763,109
International Equity Fund ........................   41,048,208       45,784,642
Emerging Growth Fund .............................   34,912,414        5,698,064
Limited Maturity Bond Portfolio ..................   12,895,202       12,416,743
Balanced Portfolio ...............................    3,892,676        4,778,473
Partners Portfolio ...............................    7,746,775        4,258,908
Capital Appreciation Portfolio ...................    1,261,520        4,598,331
Equity Income Portfolio ..........................   16,989,451        9,373,391
Growth Portfolio .................................   70,264,693       21,721,619
Asset Manager Portfolio ..........................   17,243,893        6,808,640
Index 500 Portfolio ..............................   48,656,560        4,397,908
Emerging Markets Equity Portfolio ................   11,920,803        9,395,423

Note 3.  Contract Charges

         Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

         If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

Note 4.  Unit Values

         As of December 31, 1999, the accumulation units and accumulation unit values are as follows:

Variable Annuity Contracts:                         Accumulation    Accumulation
                                                        Units        Unit Value
                                                    ------------    ------------
Money Market Fund
  Commander                                             15,304         $10.39
  Diversifier II                                     1,669,670         $20.95
  Pennant Select                                       826,316         $10.32

Quality Bond Fund
  Commander                                             28,113          $9.87
  Diversifier II                                     1,612,651         $21.77
  Pennant Select                                       261,461          $9.88

High Yield Bond Fund
  Commander                                             21,145         $10.26
  Diversifier II                                     1,176,269         $35.67
  Pennant Select                                       164,772         $10.26

Growth Equity Fund
  Commander                                             25,504         $13.26
  Diversifier II - Qualified                         1,772,202         $89.41
  Diversifier II - Non-Qualified                       665,530         $88.68
  Pennant Select                                       371,063         $13.27

Value Equity Fund
  Commander                                             22,230          $9.82
  Diversifier II                                     4,407,110         $40.33
  Pennant Select                                       332,695          $9.82

Flexibly Managed Fund
  Commander                                             39,752         $10.55
  Diversifier II                                     4,634,490         $62.40
  Pennant Select                                       544,267         $10.55

Small Capitalization Fund
  Commander                                              1,759          $9.75
  Diversifier II                                     1,249,298         $14.03
  Pennant Select                                       109,420          $9.75

International Equity Fund
  Commander                                             45,321         $14.08
  Diversifier II                                     3,579,323         $30.68
  Pennant Select                                       169,274         $14.09

Emerging Growth Fund
  Commander                                             26,453         $28.36
  Diversifier II                                     1,645,175         $52.08
  Pennant Select                                       259,172         $28.37

Variable Annuity Contracts:                         Accumulation    Accumulation
                                                        Units        Unit Value
                                                    ------------    ------------
Limited Maturity Bond Portfolio
  Commander                                              4,391         $10.02
  Diversifier II                                       473,183         $12.34
  Pennant Select                                        61,833         $10.02

Balanced Portfolio
  Commander                                              1,560         $13.28
  Diversifier II                                     1,348,416         $22.72
  Pennant Select                                        86,030         $13.29

Partners Portfolio
  Commander                                             25,519         $10.60
  Diversifier II                                     1,787,163         $13.54
  Pennant Select                                       163,977         $10.61

Capital Appreciation Portfolio
  Diversifier II                                       916,231         $19.92

Equity Income Portfolio
  Commander                                             88,377         $10.53
  Diversifier II                                     3,820,785         $19.70
  Pennant Select                                       381,000         $10.53

Growth Portfolio
  Commander                                             60,951         $13.55
  Diversifier II                                     4,955,849         $31.92
  Pennant Select                                       656,284         $13.56

Asset Manager Portfolio
  Commander                                             14,010         $10.97
  Diversifier II                                     1,290,362         $18.75
  Pennant Select                                        94,897         $10.98

Index 500 Portfolio
  Commander                                             72,842         $11.91
  Diversifier II                                     4,389,976         $18.34
  Pennant Select                                       933,121         $11.91

Emerging Markets Equity Portfolio
  Commander                                                572         $18.91
  Diversifier II                                       649,652         $13.00
  Pennant Select                                        35,779         $18.92

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, International Equity Fund, Small Capitalization Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Annuity Account III at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets

As of December 31,                                                                          1999                 1998
----------------------------------------------------------------------------------------------------------------------------
(in thousands)
ASSETS

Debt securities, at fair value                                                        $     4,733,261      $      5,500,924
Equity securities, at fair value                                                                3,949                 4,161
Mortgage loans on real estate                                                                  27,115                38,828
Real estate, net of accumulated depreciation                                                   15,461                15,791
Policy loans                                                                                  642,420               638,376
Short-term investments                                                                          6,934                 1,024
Other invested assets                                                                         137,766                98,571
                                                                                      ---------------      ----------------
         Total investments                                                                  5,566,906             6,297,675

Cash and cash equivalents                                                                      37,481                24,468
Investment income due and accrued                                                              89,254               104,208
Deferred acquisition costs                                                                    549,573               399,742
Amounts recoverable from reinsurers                                                           220,847                69,583
Broker/dealer receivables                                                                   1,143,702               793,522
Other assets                                                                                  109,818                94,179
Separate account assets                                                                     2,865,366             2,302,937
                                                                                      ---------------      ----------------
        Total Assets                                                                  $    10,582,947      $     10,086,314
                                                                                      ===============      ================

LIABILITIES

Reserves for payment of future policy benefits                                        $     2,735,609      $      2,761,319
Other policyholder funds                                                                    2,710,589             2,835,081
Policyholders' dividends payable                                                               28,770                30,532
Broker/dealer payables                                                                        646,479               488,783
Accrued income tax payable                                                                     31,919               142,634
Other liabilities                                                                             573,909               383,744
Separate account liabilities                                                                2,865,366             2,302,937
                                                                                      ---------------      ----------------
        Total Liabilities                                                                   9,592,641             8,945,030
                                                                                      ---------------      ----------------

EQUITY

Retained earnings                                                                           1,023,704               944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                                (33,398)              197,139
                                                                                      ---------------      ----------------
        Total Equity                                                                          990,306             1,141,284
                                                                                      ---------------      ----------------
            Total Liabilities and Equity                                              $    10,582,947      $     10,086,314
                                                                                      ===============      ================

                         The accompanying notes are an integral part of the consolidated financial statements.


             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements

For the Years Ended December 31,                                             1999                1998                 1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)
REVENUES

Premium and annuity considerations                                     $       130,516     $       154,615      $       178,338
Policy fee income                                                              131,709             114,681              102,398
Net investment income                                                          431,222             433,530              448,135
Net realized capital gains/(losses)                                                803               3,912                9,655
Broker/dealer fees and commissions                                             395,483             331,285              290,005
Other income                                                                    24,895              15,543               10,920
                                                                        --------------      --------------       --------------

Total Revenue                                                                1,114,628           1,053,566            1,039,451
                                                                        --------------      --------------       --------------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                               429,791             445,148              463,444
Policyholder dividends                                                          56,603              61,369               67,412
Decrease in liability for future policy benefits                               (54,080)            (23,337)             (10,275)
General expenses                                                               238,603             205,698              195,336
Broker/dealer sales expense                                                    216,712             180,255              160,730
Amortization of deferred acquisition costs                                      52,668              42,223               43,223
                                                                        --------------      --------------       --------------

Total Benefits and Expenses                                                    940,297             911,356              919,870
                                                                        --------------      --------------       --------------

Income from Continuing Operations Before Income Taxes                          174,331             142,210              119,581
                                                                        --------------      --------------       --------------

Income taxes                                                                    66,324              57,019               51,323
                                                                        --------------      --------------       --------------

Income from Continuing Operations                                              108,007              85,191               68,258
                                                                        --------------      --------------       --------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $(2,137), $670 and $2,589)                         (3,968)              1,243                4,807

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                 (24,480)                  -                    -
                                                                        --------------      --------------       --------------

          NET INCOME                                                   $        79,559     $        86,434      $        73,065
                                                                        ==============      ==============       ==============


                              The accompanying notes are an integral part of the consolidated financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                                              Other
                                                                          Comprehensive          Retained              Total
                                                                          Income/(Loss)          Earnings             Equity
---------------------------------------------------------------------------------------------------------------------------------
(In thousands)
Balance at January 1, 1997                                                $      85,730       $      784,646       $     870,376
Comprehensive Income
   Net income for 1997                                                                -               73,065              73,065
   Other comprehensive loss, net of tax
       Unrealized appreciation of  securities,
        net of reclassification adjustment                                       66,279                    -              66,279
Comprehensive Income                                                                                                     139,344
                                                                          --------------      ---------------      -------------
Balance at December 31, 1997                                                    152,009              857,711           1,009,720
Comprehensive Income
   Net income for 1998                                                                -               86,434              86,434
Other comprehensive income, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                                           45,130                    -              45,130
Comprehensive Income                                                                                                     131,564
                                                                          --------------      ---------------      -------------
Balance at December 31, 1998                                                    197,139              944,145           1,141,284
Comprehensive Loss
   Net income for 1999                                                                -               79,559              79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of  securities,
    net of reclassification adjustment                                         (230,537)                   -            (230,537)
                                                                                                                   -------------
Comprehensive Loss                                                                                                      (150,978)
                                                                          --------------      ---------------      -------------
Balance at December 31, 1999                                              $      (33,398)     $     1,023,704      $     990,306
                                                                          ==============      ===============      =============

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

For the Years Ended December 31,                                                         1999               1998           1997
------------------------------------------------------------------------------------------------------------------------------------
(in thousands)
                      Cash Flows from Operating Activities

Net income                                                                       $      79,559      $      86,434     $      73,065
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                           (78,644)           (72,356)          (64,427)
  Amortization of deferred acquisition costs                                            52,668             42,223            43,223
  Policy fees on universal life and investment contracts                               (80,456)          (120,315)         (104,342)
  Interest credited on universal life and investment contracts                         132,213            146,081           160,417
  Depreciation and amortization                                                          6,294              4,750            18,682
  Premiums due and other receivables                                                   (16,794)            (1,293)           (7,291)
  Net realized capital (gains)/losses                                                     (803)            (3,912)           (9,655)
  Net realized loss on sale of discontinued operations                                  37,661                  -                 -
  (Increase)/decrease in investment income due and accrued                              14,954             (1,136)               60
  (Increase) in amounts recoverable from reinsurers                                    (18,419)            (6,372)           (4,329)
  (Decrease) in reserves for payment of future policy benefits                         (25,710)            (8,696)          (13,358)
  Increase/(decrease) in accrued income tax payable                                     13,222             25,622            (4,526)
  Other, net                                                                            12,652              3,805            (6,693)
                                                                                 --------------     --------------    --------------
     Net cash provided by operating activities                                         128,397             94,835            80,826
                                                                                 --------------     --------------    --------------

                      Cash Flows from Investing Activities

Sale of investments:
  Debt securities available for sale                                                 1,624,576          1,837,209         1,235,274
  Equity securities                                                                     12,003             35,496            20,374
  Real estate                                                                              853              9,937            87,875
  Other                                                                                  3,884             18,074            14,355

Maturity and other principal repayments:
  Debt securities available for sale                                                   415,888            496,283           472,474
  Mortgage loans                                                                        17,596              2,357            61,813
  Other                                                                                  3,963                  -                 -

Cost of investments acquired:
  Debt securities available for sale                                                (1,752,394)        (2,315,067)       (1,772,007)
  Equity securities                                                                    (12,097)           (26,390)          (15,268)
  Real estate                                                                           (1,366)              (293)          (15,600)
  Other                                                                                (39,139)           (17,917)          (15,503)

Change in policy loans, net                                                             (4,044)             4,613            13,084
(Increase)/decrease in short-term investments, net                                      (5,910)            42,446            (5,955)
Purchases of furniture and equipment, net                                              (10,900)            (9,446)           (4,116)
Sale of discontinued operations                                                       (160,332)                 -                 -
                                                                                 --------------     --------------    --------------
     Net cash provided by investing activities                                          92,581             77,302            76,800
                                                                                 --------------     --------------    --------------

                                  - continued -


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued

For the Years Ended December 31,                                                     1999              1998             1997
------------------------------------------------------------------------------------------------------------------------------------
(in thousands)
                      Cash Flows from Financing Activities

Deposits for universal life and investment contracts                           $    605,568      $      589,070     $     653,233
Withdrawals from universal life and investment contracts                           (641,296)           (605,821)         (552,311)
Transfers to separate accounts                                                     (146,981)           (147,708)         (236,008)
Issuance/(repayment) of debt                                                        167,228              90,772            24,842
(Increase)/decrease in net broker dealer receivables                               (192,484)           (111,046)          (47,632)
                                                                               ------------      --------------     -------------

     Net cash used by financing activities                                         (207,965)           (184,733)         (157,876)
                                                                               ------------      --------------     -------------

     Net increase/(decrease) in cash and cash equivalents                            13,013             (12,596)             (250)

Cash and cash equivalents
     Beginning of the year                                                           24,468              37,064            37,314
                                                                               ------------      --------------     -------------
     End of the year                                                           $     37,481      $       24,468     $      37,064
                                                                               ============      ==============     =============


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
----------------------------------------------
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements
As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.


Investments
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.


The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.


Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.


Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.


Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.


Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2. DISCONTINUED OPERATIONS:
--------------------------
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3. INVESTMENTS:
--------------
Debt Securities
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                              December 31, 1999
                                                      ------------------------------------------------------------------
                                                                           Gross             Gross          Estimated
                                                        Amortized        Unrealized       Unrealized          Fair
                                                           Cost            Gains            Losses            Value
                                                      ---------------  ---------------   --------------   --------------
U.S. Treasury securities and U.S.
     Government and agency securities                      $  10,527         $    119         $    178        $  10,468
States and political subdivisions                             11,600                -               58           11,542
Foreign governments                                           19,854              758                -           20,612
Corporate securities                                       2,678,302
                                                                               69,875          116,357        2,631,820
Mortgage and other asset-backed securities                 2,106,506            9,975           58,011        2,058,470
                                                     ---------------  ---------------   --------------   --------------
     Total bonds                                           4,826,789           80,727          174,604        4,732,912
                                                     ===============  ===============   ==============   ==============
Redeemable preferred stocks                                      360                -               11              349
                                                     ---------------  ---------------   --------------   --------------
     Total                                                $4,827,149        $  80,727        $ 174,615       $4,733,261
                                                     ===============  ===============   ==============   ==============

                                                                              December 31, 1998
                                                      ------------------------------------------------------------------
                                                                           Gross             Gross          Estimated
                                                        Amortized        Unrealized       Unrealized          Fair
                                                           Cost            Gains            Losses            Value
                                                      ---------------  ---------------   --------------   --------------
U.S. Treasury securities and U.S.
     Government and agency securities                      $  13,109         $  1,271          $     -        $  14,380
States and political subdivisions                             12,094            2,216                -           14,310
Foreign governments                                           24,920            3,323                -           28,243
Corporate securities                                       3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities                 2,006,891           86,271            4,399        2,088,763
                                                     ---------------  ---------------   --------------   --------------
     Total bonds                                           5,115,080          392,570            9,355        5,498,295

Redeemable preferred stocks                                    2,696                -               67            2,629
                                                     ---------------  ---------------   --------------   --------------
     Total                                                $5,117,776        $ 392,570         $  9,422       $5,500,924
                                                     ===============  ===============   ==============   ==============

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.


Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.


                                                 1999                1998
                                             -------------       -------------

          Investment                              $19,461             $19,111
          Properties held for sale                      -               1,914
          Less: Valuation allowance                (4,000)             (5,234)
                                             -------------       -------------
               Total                              $15,461             $15,791
                                             =============       =============


At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.


Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4. INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                                  1999                 1998                1997
                                                              -------------        -------------       -------------
           Debt securities                                       $ 385,963            $ 395,628           $ 390,852
           Equity securities                                           311                  206               1,371
           Mortgage loans                                            2,706                4,268              12,098
           Real estate                                               2,209                2,903              17,519
           Policy loans                                             39,371               39,760              40,921
           Short-term investments                                      830                2,032               2,428
           Other invested assets                                    17,446               11,330              21,268
                                                              -------------        -------------       -------------
           Gross investment income                                 448,836              456,127             486,457
                 Less: Investment expense                           11,104               11,430              26,251
                 Less: Discontinued operations                       6,510               11,167              12,071
                                                              -------------        -------------       -------------
           Investment income, net                                $ 431,222            $ 433,530           $ 448,135
                                                              =============        =============       =============

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                             Amortized         Estimated
       Years to maturity:                                       Cost           Fair Value
                                                           ---------------   ---------------
       One or less                                              $ 226,324         $ 215,589
       After one through five                                     247,287           248,905
       After five through ten                                     523,294           545,057
       After ten                                                1,723,378         1,664,891
       Mortgage and other asset-backed securities               2,106,506         2,058,470
                                                          ---------------   ---------------
            Total bonds                                         4,826,789         4,732,912
       Redeemable preferred stocks                                    360               349
                                                          ---------------   ---------------
            Total                                             $ 4,827,149       $ 4,733,261
                                                          ===============   ===============


Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

Mortgage Loans
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                     1999               1998
                                                  ------------      ------------
             Property Type
                Office building                      $ 1,366          $ 9,204
                Retail                                 8,414            5,553
                Dwellings                             16,062           24,741
                Other                                  2,773            3,130
                Valuation Allowance                   (1,500)          (3,800)
                                                   ---------        ---------
                  Total                              $27,115          $38,828
                                                   =========        =========



                                                     1999               1998
                                                 ------------       ------------
             Geographic Concentration
                Northeast                            $ 5,506          $10,273
                Midwest                                5,515            5,728
                South                                 11,612           12,075
                West                                   5,982           14,552
                Valuation Allowance                   (1,500)          (3,800)
                                                 ------------       ------------
                  Total                              $27,115          $38,828
                                                 ============       ============

The following table presents changes in the mortgage loan valuation allowance for the years presented:


                                                    1999               1998
                                                 -----------       ------------

             Balance at January 1                   $ 3,800             $ 3,800
                Reduction in provision               (2,300)                  -
                Charge-offs                              -                    -
                                                 -----------       ------------
             Balance at December 31                 $ 1,500             $ 3,800
                                                 ===========       ============


As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.


To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


6. INCOME TAXES:
----------------
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                       1999                1998
                                                                   --------------      -------------
           Deferred tax assets
              Future policy benefits                                    $ 90,877           $ 92,909
              Dividend award                                              10,010             10,255
              Allowances for investment losses                             6,153              4,232
              Employee benefit liabilities                                30,479             29,762
              Unrealized investment losses                                17,934                  -
              Other                                                       17,256             18,677
                                                                   --------------      -------------
                     Total deferred tax asset                            172,709            155,835
                                                                   --------------      -------------


           Deferred tax liabilities
              Deferred acquisition costs                                 145,360            135,248
              Unrealized investment gains                                      -            105,993
              Other                                                       18,484             22,375
                                                                   --------------      -------------

                     Total deferred tax liability                        163,844            263,616
                                                                   --------------      -------------

           Net deferred tax liability                                     (8,865)           107,781
           Tax currently payable                                          40,784             34,853
                                                                  --------------      -------------
           Accrued income tax payable                                   $ 31,919          $ 142,634
                                                                  ==============      =============


The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                       1999                1998               1997
                                                                   -------------       -------------      -------------
           Tax expense at 35%                                          $ 45,697            $ 50,443           $ 44,442
           Increase in income taxes resulting
           from:
              Differential earnings amount                                3,010               2,681              6,942
              Other                                                       2,299               4,565              2,528
                                                                   -------------       -------------      -------------
           Federal income tax expense                                  $ 51,006            $ 57,689           $ 53,912
                                                                   =============       =============      =============

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The make up of the tax expense/(benefit) is as follows:

                                                                       1999                1998               1997
                                                                   -------------       -------------      -------------
           Continuing operations                                       $ 66,324            $ 57,019           $ 51,323
           Discontinued operations:
                Operations                                              (2,137)                 670              2,589
                Sale                                                   (13,181)                   -                  -
                                                                   -------------       -------------      -------------
           Total federal income tax expense                           $ 51,006             $ 57,689           $ 53,912
                                                                   =============       =============      =============

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7.  BENEFIT  PLANS:
------------------
The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                            -------------   -------------    -------------   -------------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                            =============   =============    =============   =============
           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Discount rate                                           6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                          8.00%           8.00%               -               -
           Rate of compensation increase                           5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The contributions made and the benefits paid from the plans were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit cost recognized in                         $  5,072        $  5,692         $  1,140          $  831
              consolidated income statement

           Employer contribution                                 1,741           6,687            1,493           1,415
           Plan participants' contribution                           -               -                -               -
           Benefits paid                                         3,593           3,229            1,493           1,415

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8. REINSURANCE:
--------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                Assumed             Ceded to
                                           Gross               From Other             Other                  Net
                                           Amount              Companies            Companies              Amount
                                       ---------------       ---------------      --------------       ----------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483             $ 353,382         $ 8,185,527           $ 25,722,338
       Premiums                               149,187                 6,399              16,803                138,783
       Benefits                               455,518                15,629              32,705                438,442
       Reserves                             5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums                               166,708                10,586               5,940                171,354
       Benefits                               457,239                15,710              17,913                455,036
       Reserves                             5,594,712                 1,688              62,198              5,534,202

For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


9. COMMITMENTS AND CONTINGENCIES:
--------------------------------
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
---------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                                                   1999                1998               1997
                                                               -------------       -------------      -------------
           Debt securities                                        $ (4,506)             $   110           $ 12,991
           Equity securities                                          (263)               2,856                417
           Mortgage loans                                             2,300                 210                280
           Real estate                                                  173               4,148               (684)
           Other                                                      2,430              (2,109)              (811)
           Amortization of deferred acquisition costs                   669              (1,303)            (2,538)
                                                               -------------       -------------      -------------
           Net realized capital gains/(losses)                      $   803            $  3,912           $  9,655
                                                               =============       =============      =============

The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                                    1999                  1998               1997
                                                               ----------------       -------------      -------------
           Unrealized gains/(losses):
                Debt securities                                    $ (477,036)            $ 86,594          $ 160,850
                Equity securities                                         (43)              (2,092)               408
                Other                                                   5,555               (2,091)           (14,581)
                                                               ----------------       -------------      -------------
                                                                     (471,524)              82,411            146,677
                                                               ----------------       -------------      -------------

           Less:
                Deferred policy acquisition costs                      117,050             (12,841)           (45,043)
                Deferred income taxes                                  123,937             (24,440)           (35,355)
                                                               ----------------       -------------      -------------
           Net change in unrealized gains/(losses)                 $  (230,537)            $45,130           $ 66,279
                                                               ================       =============      =============


The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

           Reclassification Adjustments                                 1999                1998                1997
                                                                    --------------      --------------      -------------
           Unrealized holding gains/(losses) arising
                during period                                         $ (255,859)            $ 53,576           $ 71,797
           Reclassification adjustment for gains included
                in net income                                             25,322                8,446              5,518
                                                                    --------------      --------------      -------------
           Unrealized gains/(losses) on investments, net
               of reclassification adjustment                         $ (230,537)            $ 45,130           $ 66,279
                                                                    ==============      ==============      =============


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


5. FAIR VALUE INFORMATION:
-------------------------
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                             1999                                 1998
                                                        ---------------------------------    ---------------------------------
                                                           Carrying            Fair             Carrying            Fair
                                                            Value              Value             Value              Value
                                                        ---------------    --------------    ---------------    --------------
     Financial Assets:

        Debt securities, available for sale                $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
             Common stock                                          276               276                158               158
             Non-redeemable preferred stocks                     3,673             3,673              4,003             4,003
        Mortgage loans                                          27,115            28,615             38,828            42,675
        Policy loans                                           642,420           612,501            638,376           605,144
        Cash and cash equivalents                               37,481            37,481             24,468            24,468
        Short-term investments                                   6,934             6,934              1,024             1,024
        Separate account assets                              2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                                  137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
             Individual annuities                            $ 997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
             Guaranteed investment contracts                    22,786            21,353             39,571            40,556
             Other group annuities                              85,465            85,213            113,974           115,422
             Other policyholder funds                          339,937           339,937            340,761           340,761
                                                        ---------------    --------------    ---------------    --------------

       Total policyholder funds                              1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                         28,770            28,770             30,532            30,532
       Separate account liabilities                          2,865,366         2,865,366          2,302,937         2,302,937


The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                            ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000